As filed with the Securities and Exchange Commission on August 27, 2003
Securities Act File No. 33-14190 Investment Company Act File No. 811-5149

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 26 and/or	[X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 28 (Check appropriate box or boxes)	[X]

Merrill Lynch Funds For Institutions Series (Exact Name of Registrant as Specified in Charter)

One Financial Center Boston, Massachusetts 02111 (Address of Principal Executive Officer) (617) 342-1600 (Registrant’s Telephone Number, including Area Code)

Barry F.X. Smith One Financial Center Boston, Massachusetts 02111 (Name and Address of Agent for Service)

Copies to:
Counsel for the Fund: CLIFFORD CHANCE US LLP 200 Park Avenue New York, New York 10166 Attention: Leonard B. Mackey, Jr., Esq.	Andrew J. Donohue, Esq. FUND ASSET MANAGEMENT, L.P. P.O. Box 9011 Princeton, N.J. 08543-9011

It is proposed that this filing will become effective (check appropriate box):
|X|	immediately upon filing pursuant to paragraph (b)
| |	on [Date] pursuant to paragraph (b)
| |	60 days after filing pursuant to paragraph (a)(1)
| |	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
| |	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
| |	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SECURITIES REGISTERED
Shares of beneficial interest of Merrill Lynch Premier Institutional Fund; shares of beneficial interest of Merrill Lynch Institutional Fund; shares of beneficial interest of Merrill Lynch Government Fund; shares of beneficial interest of Merrill Lynch Treasury Fund; shares of beneficial interest of Merrill Lynch Institutional Tax-Exempt Fund.

[LOGO] Merrill Lynch Investment Managers	www.ml.mlim.com

Prospectus

August 27, 2003

Merrill Lynch Funds For Institutions Series
Merrill Lynch Premier Institutional Fund Merrill Lynch Institutional Fund Merrill Lynch Government Fund Merrill Lynch Treasury Fund Merrill Lynch Institutional Tax-Exempt Fund

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Table of Contents
		PAGE
[ICON]	YOUR ACCOUNT

	How to Buy, Sell and Transfer Shares	28
	How Shares are Priced	36
	Dividends and Taxes	37

[ICON]	MANAGEMENT OF THE FUNDS

	Fund Asset Management	39
	Master/Feeder Structure	39
	Financial Highlights for Merrill Lynch Premier Institutional Fund	41
	Financial Highlights for Merrill Lynch Institutional Fund	42
	Financial Highlights for Merrill Lynch Government Fund	42
	Financial Highlights for Merrill Lynch Treasury Fund	43
	Financial Highlights for Merrill Lynch Institutional Tax-Exempt Fund	43

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

U.S. Government Securities — debt securities issued or guaranteed as to principal and interest by the U.S. Government that are supported by the full faith and credit of the United States.

Repurchase Agreements — agreements where another party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price.

Foreign Bank Obligations — debt securities issued by foreign depository institutions and their foreign branches and subsidiaries.

MERRILL LYNCH PREMIER INSTITUTIONAL FUND AT A GLANCE

What are the Fund’s investment objectives?

The Fund’s objectives are to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

What are the Fund’s main investment strategies?

The Fund is a money market mutual fund that is subject to all of the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The Fund tries to achieve its objectives by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities consist primarily of short-term U.S. Government securities, U.S. Government agency securities, bank obligations, commercial paper and repurchase agreements. The Fund may also invest in domestic bank obligations and foreign bank obligations and other short-term debt securities issued by U.S. and foreign entities. These securities will have remaining maturities of up to 762 days (25 months) in the case of U.S. Government securities and 397 days (13 months) in the case of all other securities. The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur between securities of a similar kind.

The Fund is a “feeder” fund that invests all of its assets in Premier Institutional Portfolio, a corresponding “master” portfolio (the “Portfolio”) of Master Institutional Money Market Trust (the “Master Trust”). The Portfolio has the same investment objectives and strategies as the Fund. All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Portfolio. For simplicity, except where otherwise indicated, this Prospectus uses the term “Fund” to include the Fund’s corresponding Portfolio.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

The Fund’s yield will fluctuate as market conditions and interest rates change and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

4	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

While the Fund has maintained a constant share price since inception and will continue to try to do so, the following factors could reduce the Fund’s income level and/or share price:
•	interest rates could rise sharply, causing the Fund’s share price to drop
•	any of the Fund’s holdings could have its credit rating downgraded or could default
•	the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

The minimum purchase amount for Merrill Lynch Premier Institutional Fund is $10,000,000 per account. The Fund may be an appropriate investment for an institution that:
•	Is looking for current income and liquidity
•	Is looking for preservation of capital
•	Is investing with short-term goals in mind, such as for cash reserves

MERRILL LYNCH INSTITUTIONAL FUND AT A GLANCE

What are the Fund’s investment objectives?

The Fund’s objectives are to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

What are the Fund’s main investment strategies?

The Fund is a money market mutual fund that is subject to all of the requirements of Rule 2a-7 under the Investment Company Act as amended.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	5

[ICON] Key Facts

The Fund tries to achieve its objectives by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities primarily consist of short-term U.S. Government securities, U.S. Government agency securities, bank obligations, commercial paper and repurchase agreements. The Fund may also invest in domestic bank obligations and foreign bank obligations and other short-term debt securities issued by U.S. and foreign entities. These securities will have remaining maturities of up to 762 days (25 months) in the case of U.S. Government securities and 397 days (13 months) in the case of all other securities. The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur between securities of a similar kind.

The Fund is a “feeder” fund that invests all of its assets in Institutional Portfolio, a corresponding “master” portfolio (the “Portfolio”) of the Master Trust. The Portfolio has the same investment objectives and strategies as the Fund. All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Portfolio. For simplicity, except where otherwise indicated, this Prospectus uses the term “Fund” to include the Fund’s corresponding Portfolio.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

The Fund’s yield will fluctuate as market conditions and interest rates change and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the Fund has maintained a constant share price since inception and will continue to try to do so, the following factors could reduce the Fund’s income level and/or share price:
•	interest rates could rise sharply, causing the Fund’s share price to drop
•	any of the Fund’s holdings could have its credit rating downgraded or could default

6	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

•	the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

The minimum initial purchase amount for Merrill Lynch Institutional Fund is $100,000 per account. The Fund may be an appropriate investment for an institution that:
•	Is looking for current income and liquidity
•	Is looking for preservation of capital
•	Is investing with short-term goals in mind, such as for cash reserves

MERRILL LYNCH GOVERNMENT FUND AT A GLANCE

What are the Fund’s investment objectives?

The Fund’s objectives are to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

What are the Fund’s main investment strategies?

The Fund is a money market mutual fund that is subject to all of the requirements of Rule 2a-7 under the Investment Company Act. The Fund tries to achieve its objectives by investing all of its assets in U.S. Government securities, U.S. Government agency securities, U.S. Government sponsored enterprise securities, securities guaranteed by the U.S. Government, U.S. Government agencies, and U.S. Government sponsored enterprises, and repurchase agreements involving the securities described above. The Fund will provide shareholders with at least 60 days prior notice of any change in the investment strategy described above. The securities in which the Fund invests will have remaining maturities of up to 762 days (25 months). The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	7

[ICON] Key Facts

Direct Obligations of the U.S. Treasury — securities issued directly by the U.S. Treasury rather than by any U.S. Government agency or instrumentality.

Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur between securities of a similar kind.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

The Fund’s yield will fluctuate as market conditions and interest rates change and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

The minimum initial purchase amount for Merrill Lynch Government Fund is $100,000 per account. The Fund may be an appropriate investment for an institution that:
•	Is looking for current income and liquidity
•	Is looking for preservation of capital
•	Is investing with short-term goals in mind, such as for cash reserves

MERRILL LYNCH TREASURY FUND AT A GLANCE

What are the Fund’s investment objectives?

The Fund’s objectives are to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities that are direct obligations of the U.S. Treasury.

What are the Fund’s main investment strategies?

The Fund is a money market mutual fund that is subject to all of the requirements of Rule 2a-7 under the Investment Company Act. The Fund tries to achieve its objectives by investing all its assets in Treasury bills, notes and other direct obligations of the U.S. Treasury. The Fund will provide

8	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

shareholders with at least 60 days prior notice of any change in the investment strategy described above. The securities in which the Fund invests will have remaining maturities of up to 762 days (25 months). The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

Fund management decides which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur between securities of a similar kind.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

The Fund’s yield will fluctuate as market conditions and interest rates change and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

 An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

The minimum initial purchase amount for Merrill Lynch Treasury Fund is $100,000 per account. The Fund may be an appropriate investment for an institution that:
•	Is looking for current income and liquidity
•	Is looking for preservation of capital
•	Is investing with short-term goals in mind, such as for cash reserves

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND AT A GLANCE

What are the Fund’s investment objectives?

The Fund’s investment objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality tax-exempt money market securities.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	9

[ICON] Key Facts

Short-Term Tax-Exempt Securities — securities with remaining maturities of not more than 397 days (13 months) that pay interest exempt from Federal income tax (including the alternative minimum tax).

What are the Fund’s main investment strategies?

The Fund is a money market mutual fund that is subject to all of the requirements of Rule 2a-7 under the Investment Company Act. The Fund tries to achieve its objectives by investing in a diversified portfolio of short-term tax-exempt securities. These securities consist principally of tax-exempt notes and commercial paper, short-term municipal bonds, tax-exempt variable rate demand obligations and short-term tax-exempt derivatives. Certain short-term tax-exempt securities have stated maturities that are longer than 397 days, but give the Fund the right to demand payment from a financial institution within that period. The Fund treats these securities as having a maturity of 397 days or less. The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

The Fund has adopted a fundamental policy (that may not be changed without shareholder approval) to invest, under normal circumstances, (i) at least 80% of its assets in investments the income from which is exempt from Federal income tax or (ii) its assets so that at least 80% of the income that it distributes will be exempt from Federal income tax. These requirements apply to investments or distributions that are exempt from Federal income tax under both the regular tax rules and the alternative minimum tax rules.

The Fund invests all of its assets in securities that have one of the two highest short term ratings from a nationally recognized rating agency. The Fund also may invest in unrated securities, but only when Fund management, pursuant to authority delegated by the Board of Trustees, determines that the credit quality is comparable to securities having one of the two highest ratings. Certain securities in which the Fund invests are entitled to the benefit of insurance, guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, Fund management may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Fund.

The Fund does not presently intend to invest more than 25% of its total assets in short-term tax-exempt securities of issuers located in the same state. Fund management, as delegated by the Fund’s Board of Trustees, determines which securities to buy based on its assessment of relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yields of similar kinds of securities.

The Fund is a “feeder” fund that invests all of its assets in Institutional Tax-Exempt Portfolio, a corresponding “master” portfolio (the “Portfolio”) of the Master Trust. The Portfolio has the same investment objectives and

10	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

strategies as the Fund. All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Portfolio. For simplicity, except where otherwise indicated, this Prospectus uses the term “Fund” to include the Fund’s corresponding Portfolio.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

The Fund’s yield will fluctuate as market conditions and interest rates change and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the Fund has maintained a constant share price since inception and will continue to try to do so, the following factors could reduce the Fund’s income level and/or share price:
•	interest rates could rise sharply, causing the Fund’s share price to drop
•	any of the Fund’s holdings could have its credit rating downgraded or could default

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

The minimum initial purchase amount for Merrill Lynch Institutional Tax-Exempt Fund is $100,000 per account. The Fund may be an appropriate investment for an institution that:
•	Is looking for liquidity as well as current income that is exempt from Federal income tax
•	Is looking for preservation of capital
•	Is investing with short-term goals in mind, such as for cash reserves

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	11

[ICON] Key Facts

RISK/RETURN BAR CHARTS FOR EACH OF THE FUNDS

The bar charts and tables shown below provide an indication of the risks of investing in each Fund. The bar charts show changes in each Fund’s performance for each of the past ten calendar years or each completed calendar year since the Fund’s inception, which, in the case of each of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund and Merrill Lynch Institutional Tax-Exempt Fund, includes periods prior to its conversion to a “master/feeder” structure effective January 14, 2002. The tables show the average annual total returns of each Fund for the periods shown. How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future as a stand-alone fund or, in the case of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund and Merrill Lynch Institutional Tax-Exempt Fund, as a “feeder” fund.

Merrill Lynch Premier Institutional Fund

During the period shown in the bar chart, the highest return for a quarter was 1.65% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.40% (quarter ended December 31, 2002). The Fund’s year-to-date return as of June 30, 2003 was 0.63%.

Average Annual Total Returns (for the periods ended December 31, 2002)	One Year	Five Years	Life of Fund*

Merrill Lynch Premier Institutional Fund	1.84%	4.53%	5.39%

*	Inception date was January 27, 1997.

12	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Merrill Lynch Institutional Fund

During the ten year period shown in the bar chart, the highest return for a quarter was 1.63% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.38% (quarter ended December 31, 2002). The Fund’s year-to-date return as of June 30, 2003 was 0.59%.

Average Annual Total Returns (for the periods ended December 31, 2002)	One Year	Five Years	Ten Years

Merrill Lynch Institutional Fund	1.75%	4.45%	4.69%


Merrill Lynch Government Fund
During the ten year period shown in the bar chart, the highest return for a quarter was 1.61% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.37% (quarter ended December 31, 2002). The Fund’s year-to-date return as of June 30, 2003 was 0.59%.

Average Annual Total Returns (for the periods ended December 31, 2002)	One Year	Five Years	Ten Years

Merrill Lynch Government Fund	1.71%	4.37%	4.60%


MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	13

[ICON] Key Facts

Merrill Lynch Treasury Fund

During the ten year period shown in the bar chart, the highest return for a quarter was 1.51% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.34% (quarter ended December 31, 2002). The Fund’s year-to-date return as of June 30, 2003 was 0.50%.

Average Annual Total Returns (for the periods ended December 31, 2002)	One Year	Five Years	Ten Years

Merrill Lynch Treasury Fund	1.57%	4.07%	4.31%


Merrill Lynch Institutional Tax-Exempt Fund

During the ten year period shown in the bar chart, the highest return for a quarter was 1.05% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.31% (quarter ended March 31, 2002). The Fund’s year-to-date return as of June 30, 2003 was 0.50%.

Average Annual Total Returns (for the periods ended December 31, 2002)	One Year	Five Years	Ten Years

Merrill Lynch Institutional Tax-Exempt Fund	1.33%	2.86%	3.01%


14	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder (these costs are deducted from the Fund’s total assets):

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Investment Advisory Fee — a fee paid to the Investment Adviser for managing the Fund or, in the case of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund and Merrill Lynch Institutional Tax-Exempt Fund, for managing the corresponding Portfolio.

FEES AND EXPENSES FOR EACH OF THE FUNDS

The following table shows the different fees and expenses that you may pay if you buy and hold shares of a Fund. The total investment advisory and administrative fee rates for Premier Institutional Fund, Institutional Fund, and Institutional Tax-Exempt Fund are the same in the “master/feeder” structure as they were in the past. Among other things, the fees are now divided between the corresponding Portfolio, which pays the investment advisory fee, and the Fund, which pays the administrative fee. Future expenses may be greater or less than those indicated below.

	Premier Institutional Fund	Institutional Fund	Institutional Tax-Exempt Fund

Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases	None	None	None

Deferred Sales Charge	None	None	None

Sales Charge Imposed on Dividend Reinvestments	None	None	None

Redemption Fee	None	None	None

Exchange Fee	None	None	None

Annual Fund Operating Expenses (as a percentage of average net assets)(a)

Investment Advisory Fee(b)	.05%	.05%	.05%

Other Expenses (including administrative fees)(c)	.11%	.18%	.17%

Total Fund Operating Expenses(a)	.16%	.23%	.22%

(a)	Fees and expenses shown in the table and the examples that follow with respect to Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund include both the expenses of the Fund and the Fund’s share of expenses of the corresponding Portfolio.
(b)	Paid by the corresponding Portfolio. This fee was paid by the Fund prior to the conversion to a “master/feeder” structure.
(c)	In the aggregate, the investment advisory and administrative fee rates charged to a shareholder’s investment in the master/feeder structure are equal to the advisory fee charged prior to the conversion to a master/feeder structure. Under the current structure, the investment advisory fee is paid by the corresponding Portfolio, while the administrative fee is paid by the Fund at the annual rate of .10%, .15% and .15% for the Premier Institutional Fund, the Institutional Fund and the Institutional Tax-Exempt Fund, respectively.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	15

[ICON] Key Facts

The following table shows the different fees and expenses that you may pay if you buy and hold shares of a Fund. Future expenses may be greater or less than those indicated below.

	Government Fund		Treasury Fund

Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases	None		None

Deferred Sales Charge	None		None

Sales Charge Imposed on Dividend Reinvestments	None		None

Redemption Fee	None		None

Exchange Fee	None		None

Annual Fund Operating Expenses (as a percentage of average net assets)

Investment Advisory Fee	0.31%	(a)	0.33%	(b)

Other Expenses	0.02%		0.02%

Total Fund Operating Expenses	0.33%	(a)	0.35%	(b)

(a)	The Investment Adviser has agreed to waive voluntarily a portion of its advisory fee so that the effective annual fee is 0.20% of the Fund’s average daily net assets and the Total Fund Operating Expenses are 0.22% of the Fund’s average daily net assets. The Investment Adviser may discontinue the waiver of investment advisory fees in whole or in part without notice at any time.
(b)	The Investment Adviser has agreed to waive voluntarily a portion of its advisory fee so that the effective annual fee is 0.20% of the Fund’s average daily net assets and the Total Fund Operating Expenses are 0.22% of the Fund’s average daily net assets. The Investment Adviser may discontinue the waiver of investment advisory fees in whole or in part without notice at any time.

16	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Examples:

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Institutional Fund*	$16	$ 52	$ 90	$205

Institutional Fund*	$24	$ 74	$130	$293

Government Fund	$34	$106	$185	$418

Treasury Fund	$36	$113	$197	$443

Institutional Tax-Exempt Fund*	$23	$ 71	$124	$280

The information above reflects the total fund operating expenses before the voluntary fee waivers by the Investment Adviser.**

*	The table and the example reflect the expenses of both the Fund and the corresponding Portfolio.
**	If the fee waivers remain in effect, the fees for 1 year, 3 years, 5 years and 10 years would be as follows:
	1 Year	3 Years	5 Years	10 Years
Government Fund	$23	$71	$124	$280
Treasury Fund	$23	$71	$124	$280

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	17

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGER FOR PREMIER INSTITUTIONAL AND INSTITUTIONAL FUNDS

P. Michael Walsh is the portfolio manager of the Funds. Mr. Walsh has been a Managing Director of Merrill Lynch Investment Managers since 1998, and has been a portfolio manager since 1998.

ABOUT THE INVESTMENT ADVISER

Each Fund is managed by Fund Asset Management.

HOW EACH FUND INVESTS

Merrill Lynch Premier Institutional Fund and Merrill Lynch Institutional Fund

The Funds seek current income, preservation of capital and liquidity.

Outlined below are the main strategies the Funds use in seeking to achieve their investment objectives:

Each Fund tries to achieve its objectives by investing in a diversified portfolio of short-term money market securities. These instruments are dollar-denominated fixed-income securities that mature or reset to a new interest rate within 13 months (25 months if the U.S. Government or a U.S. Government agency has issued or guaranteed the debt). Other than U.S. Government and U.S. Government agency securities, each Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of Fund management, are of similar credit quality.

Fund management will vary the types of money market instruments in each Fund’s portfolio, as well as the Fund’s average maturity, in response to its assessment of the relative value of different securities and future short-term interest rates. Each Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

The money market obligations each Fund may buy are:

U.S. Government Securities — Debt securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

U.S. Government Agency Securities — Debt securities issued by U.S. Government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Agency securities may be supported only by the credit of the issuer, not the full faith and credit of the United States.

Bank Money Instruments — Obligations of commercial banks or other depository institutions, such as (but not limited to) certificates of deposit, bankers’ acceptances, bank notes and time deposits. Each Fund may only invest in obligations of savings banks and savings and loan associations organized and operating in the United States. Each Fund may invest in obligations of commercial banks issued by U.S. depository institutions, foreign branches or subsidiaries of U.S. depository institutions (called Eurodollar obligations) or U.S. branches or subsidiaries of foreign depository

18	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

U.S. Government Agencies — entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration (“Ginnie Mae”), the Tennessee Valley Authority or the Federal Housing Administration.

U.S. Government-Sponsored Enterprises — private corporations sponsored by the federal government which have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Student Loan Marketing Association (“Sallie Mae”) or Federal National Mortgage Association (“Fannie Mae”).

U.S. Government Instrumentalities — supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.

Asset Backed Securities — fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

institutions (called Yankeedollar obligations). Each Fund may invest in Eurodollar obligations only if they are general obligations of the parent bank.

The Funds may also invest in bank money instruments issued by foreign branches and subsidiaries of foreign banks.

Commercial Paper — Obligations, usually of nine months or less, issued by corporations, securities firms and other businesses for short-term funding.

Repurchase Agreements — In a repurchase agreement, a Fund buys a security from another party, which agrees to buy it back at an agreed upon time and price. The Fund may invest in repurchase agreements involving the money market securities described above.

Short-Term Obligations. Corporate or foreign government debt and asset backed securities with a period of 397 days or less remaining to maturity.

Floating Rate Obligations. Obligations of government agencies, corporations, depository institutions or other issuers that periodically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank’s prime rate, or the level of an interest rate index, such as LIBOR (a well-known short-term interest rate index).

Insurance Company Obligations. Short-term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

Master Notes. Variable principal amount demand instruments issued by securities firms and other corporate issuers.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

Other Eligible Investments. Other money market instruments permitted by Securities and Exchange Commission rules governing money market funds.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security to another party and agrees to buy it back at a specific time and price. Each Fund may invest in reverse repurchase agreements involving the money market securities described above.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	19

[ICON] Details About the Funds

When-Issued, Delayed-Delivery and Forward Commitments. Each Fund may buy or sell money market securities on a when-issued, delayed-delivery and forward commitment basis. In these transactions, the Fund buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

Each Fund may also lend its portfolio securities.

20	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

ABOUT THE GOVERNMENT FUND PORTFOLIO MANAGER

John Ng is the portfolio manager of the Fund. Mr. Ng has been a Director of Merrill Lynch Investment Managers since 1998, and has been a portfolio manager since 1992.

Merrill Lynch Government Fund

The Fund’s objectives are to seek current income consistent with liquidity and security of principal by investing all of its assets in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also invest in repurchase agreements involving the securities described above.

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objectives:

In seeking to achieve the Fund’s objectives, Fund management varies the kinds of direct U.S. Government securities held in the portfolio and its average maturity. Fund management, as delegated by the Fund’s Board of Trustees, decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur among securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund’s yield by buying and selling securities based on these yield differences.

The direct U.S. Government obligations the Fund may buy are:
•	U.S. Treasury obligations
•	U.S. Government agency securities
•	Variable rate U.S. Government agency obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate
•	Deposit receipts, which represent interests in component parts of U.S. Treasury bonds or other U.S. Government or U.S. Government agency securities

The Fund may invest in securities with remaining maturities of up to 762 days (25 months). The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund may also enter into reverse repurchase agreements involving securities described above. The Fund may also invest in the U.S. Government securities described above pursuant to purchase and sale contracts.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	21

[ICON] Details About the Funds

ABOUT THE TREASURY FUND PORTFOLIO MANAGER

John Ng is the portfolio manager of the Fund. Mr. Ng has been a Director of Merrill Lynch Investment Managers since 1998, and has been a portfolio manager since 1992.

The Fund may buy and sell U.S. Government securities on a when-issued, delayed-delivery or forward commitment basis. In these transactions, the Fund buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

The Fund may also lend its portfolio securities.

Merrill Lynch Treasury Fund

The Fund’s investment objectives are to seek current income consistent with liquidity and security of principal.

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objectives:

The Fund tries to achieve its objectives by investing all of its assets in a portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury.

In seeking to achieve the Fund’s objectives, Fund management varies the kinds of direct U.S. Treasury securities held in the portfolio and its average maturity. Fund management, as delegated by the Fund’s Board of Trustees, decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur among securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund’s yield by buying and selling securities based on these yield differences.

The direct U.S. Treasury obligations the Fund may buy are:
•	U.S. Treasury bills and notes.
•	Variable rate U.S. Treasury obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate.
•	Deposit receipts, which represent interests in component parts of U.S. Treasury Bonds.

The Fund may invest in securities with remaining maturities of up to 762 days (25 months). The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

22	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

ABOUT THE INSTITUTIONAL TAX-EXEMPT FUND PORTFOLIO MANAGER

Kevin Schiatta is the portfolio manager for the Fund. Mr. Schiatta has been a Director of Merrill Lynch Investment Managers since 2000, was a Vice President from 1985 to 2000 and has been a portfolio manager since 1994.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund may also enter into repurchase agreements involving the U.S. Treasury securities described above. The Fund is permitted to invest up to 10% of its assets in repurchase agreements; however, the Fund does not currently intend to enter into repurchase agreements. The Fund may also invest in the U.S. Treasury securities described above pursuant to purchase and sale contracts.

The Fund may buy and sell U.S. Treasury securities on a when-issued, delayed-delivery or forward commitment basis. In these transactions, the Fund buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

The Fund may also lend its portfolio securities.

Merrill Lynch Institutional Tax-Exempt Fund

The Fund’s investment objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity.

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objectives:

The Fund seeks to achieve its goals by investing in a diversified portfolio of short-term high quality tax-exempt money market securities.

Under normal circumstances the Fund will invest (i) at least 80% of its assets (defined to include net assets plus borrowings for investment purposes) in investments the income from which is exempt from Federal income tax or (ii) its assets so that at least 80% of the income that it distributes will be exempt from Federal income tax. These requirements apply to investments or distributions that are exempt from Federal income tax under both the regular tax rules and the alternative minimum tax rules.

The short-term tax-exempt securities the Fund may buy are:

Tax-Exempt Notes — short-term municipal debt obligations often used to provide interim financing in anticipation of tax collection, bond sales or other revenues.

Tax-Exempt Commercial Paper — short-term unsecured promissory notes used to finance general short-term credit needs.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	23

[ICON] Details About the Funds

Tax-Exempt Bonds — long-term debt obligations that pay interest exempt from Federal income tax. The Fund will only invest in long-term debt obligations that have remaining maturities of 397 days or less or that the Fund has a contractual right to sell periodically or on demand within that time.

Variable Rate Demand Notes — floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment periodically or on notice. The Fund may also buy a participation interest in variable rate demand notes owned by a commercial bank or other financial institution. When the Fund purchases a participation interest, it receives the right to demand payment on notice to the owner of the note.

Short-Term Tax-Exempt Derivatives — a variety of securities that generally represent the Fund’s ownership interest in one or more municipal bonds held by a trust or partnership coupled with a contractual right to sell (put) that interest to a financial institution for a price equal to face value. Income on the underlying municipal bonds is “passed through” the trust or partnership to the Fund and other institutions that have an ownership interest. Depending on the particular security, the Fund may receive pass-through income at a fixed interest rate or a floating municipal money market interest rate.

The Fund may invest in securities with remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund may invest up to 20% of its assets in certain municipal bonds, known as “private activity bonds,” which may be subject to the Federal alternative minimum tax. Fund management will seek to keep the Fund fully invested to maximize the yield on the Fund’s portfolio. However, because the Fund does not intend to realize taxable investment income, it will not invest in taxable short-term money market securities. Therefore, there may be times when the Fund has uninvested cash, which will reduce its yield.

The Fund also may buy or sell short-term tax-exempt securities on a when-issued or delayed delivery basis. In these transactions, the Fund buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

24	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

INVESTMENT RISKS

This section contains a summary discussion of the general risks of investing in the Premier Institutional Fund, Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund. As with any fund, there can be no guarantee that a Fund will meet its objectives or that a Fund’s performance will be positive for any period of time.

Set forth below are the main risks of investing in the Funds.

Income Risk — Each Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Credit Risk — The Premier Institutional Fund, the Institutional Fund and the Institutional Tax-Exempt Fund are subject to credit risk, which is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Selection Risk — Selection risk is the risk that the securities that Fund management selects will underperform other funds with similar investment objectives and investment strategies.

Interest Rate Risk — the risk that prices of money market securities generally increase when interest rates go down and decrease when interest rates go up.

Foreign Market Risk — The Premier Institutional Fund and the Institutional Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks and other foreign entities. Although each of these Funds will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks include the possibly higher costs of foreign investing, and the possibility of adverse political, economic or other developments.

Repurchase Agreements (applicable to all the Funds, except the Treasury Fund and the Institutional Tax-Exempt Fund) — If the party with whom a Fund has entered into a repurchase agreement fails to meet its obligation under the agreement, the Fund may suffer delays and incur costs or even lose money in exercising its rights under the agreement.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	25

[ICON] Details About the Funds

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Securities Lending — Each Fund (except Institutional Tax-Exempt Fund) may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Fund.

Borrowing Risk — Each Fund may borrow only to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing money may reduce the Fund’s return.

When-Issued Securities, Delayed-Delivery Securities and Forward Commitments — When-issued and delayed-delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price. When-issued and delayed-delivery securities also involve the risk that the yields available in the market when delivery takes place may be higher than those fixed in the transaction at the time of commitment. If this happens, the value of the when-issued or delayed-delivery security will generally decline.


Illiquid Securities — If a Fund buys illiquid securities, it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Reverse Repurchase Agreements — A Fund may lose money if the other party defaults and the Fund has to buy the underlying securities elsewhere at more than the agreed-upon price. In addition, in a declining market the Fund may be unable to sell securities that are the subject of a reverse repurchase agreement until it repurchases them, which may result in the Fund receiving a lower sale price than it otherwise would have.

26	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

VRDN and Municipal Derivatives Credit Risk (Applicable only to Institutional Tax-Exempt Fund) — When the Fund invests in variable rate demand notes or short-term municipal derivatives, it assumes credit risk with respect to the financial institution providing the Fund with the right to demand payment or sell the security. While the Fund invests only in short-term municipal securities of high quality issuers, or that are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations.

Short-Term Municipal Derivatives (Applicable only to Institutional Tax-Exempt Fund) — Short-term municipal derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short-term municipal securities. These issues might be resolved in a manner adverse to the Fund. For example, the Internal Revenue Service has never ruled on the subject of whether pass-through income paid to the Fund is tax-exempt. The Fund receives an opinion of bond counsel that pass-through income is tax-exempt, but that does not mean that the IRS will never rule that pass-through income is taxable.

Municipal Lease Obligations (Applicable only to Institutional Tax-Exempt Fund) — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

STATEMENT OF ADDITIONAL INFORMATION

If you would like further information about the Merrill Lynch Funds For Institutions Series, including how each Fund invests, please see the Statement of Additional Information.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	27

Your Account [ICON]

HOW TO BUY, SELL AND TRANSFER SHARES

The chart on the following pages summarizes how to buy, sell and transfer shares of each Fund through Merrill Lynch. You may also buy, sell or transfer shares through the Transfer Agent. To learn more about buying, selling or transferring shares through the Transfer Agent, call (800) 225-5150 or (800) 972-5555. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Advisor may help you with this decision.

28	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

If You Want to	Your Choices	Information Important for You to Know

Buy Shares	First, determine the amount of your investment and then open your Account	Accounts in the Merrill Lynch Funds For Institutions Series can be opened with a minimum initial $100,000 investment, with the exception of Premier Institutional Fund which has a $10,000,000 minimum investment.

To open an Account, an Account Application must be fully executed and, supporting documentation must be provided. To obtain an Account Application, contact FAM Distributors, Inc. (“FAMD”) Boston by calling (617) 342-1600 or toll-free (800) 225-1576. All new Accounts must be approved prior to making initial investments. Completed Account Applications must be mailed to FAM Distributors, Inc., One Financial Center, 23rd Floor, Boston, MA 02111.

	Next, purchase shares on a Business Day	Each Fund will effect orders to purchase shares on every day that the New York Stock Exchange (the “Exchange”) or the Federal Reserve is open for business (except for Good Friday, Columbus Day and Veterans Day) (a “Business Day”). On any day that the Exchange closes early or that the Bond Market Association (“BMA”) recommends that the securities markets close early, the times for which orders become effective may be advanced (see “Net Asset Value”). Each Fund may reject any order to buy shares under certain circumstances.

Then, either purchase by Federal Funds Wire	The Fund strongly recommends the use of Federal Funds to purchase shares because, while other forms of payment described below will also be accepted, purchase orders do not become effective until Federal Funds are made available. To purchase shares of a Fund by wiring Federal Funds, you must first telephone FAMD, Boston ((617) 342-1600 or toll-free (800) 225-1576) to provide the dollar amount being invested and the name of the wiring bank. You should then instruct your bank to wire transfer Federal Funds to State Street Bank and Trust Company-Boston, ABA Number 0110-0002-8, Attention: Merrill Group, Credit (Name of Fund), DDA Number 99037582 and your Fund account name and Fund account number.

The price of your shares is based on next calculation of net asset value after your order becomes effective, as described below. Your purchase order does not become effective until Federal Funds are received by State Street Bank and Trust Company (“State Street Bank” or the “Bank”) or other forms of payment are converted by the Bank into Federal Funds. Federal Funds are monies credited to a bank’s account with a Federal Reserve Bank.

Institutional Tax-Exempt Fund — If your order is received by the Fund by 12:00 Noon (Boston time) and Federal Funds are received by State Street Bank prior to the close of the Federal Funds wire on that same day, the order will be effected that day as of 12:00 Noon (Boston time) and dividends will be earned that day. If your

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	29

[ICON] Your Account

If You Want to	Your Choices	Information Important for You to Know

Buy Shares (continued)	Then, either purchase by Federal Funds Wire (continued)	order is received after 12:00 Noon (Boston time) but before 4:00 p.m., it will become effective on that day, but dividends will not be earned until the next Business Day. If your order is received after 4:00 p.m. (Boston time), it will not become effective, and dividends will not be earned, until the next Business Day.

Treasury Fund — If your order is received by the Fund by 2:00 p.m. (Boston time) and Federal Funds are received by State Street Bank prior to the close of the Federal Funds wire on that same day, the order will be effected that day as of 2:00 p.m. (Boston time) and dividends will be earned that day. If your order is received after 2:00 p.m. (Boston time) but before the close of the Exchange at 4:00 p.m., it will become effective on that day, but dividends will not be earned until the next Business Day. If your order is received after 4:00 p.m. (Boston time), it will not become effective, and dividends will not be earned, until the next Business Day.

Premier Institutional, Institutional And Government Funds — If your order is received by the applicable Fund by 5:00 p.m. (Boston time) and Federal Funds are received by State Street Bank prior to the close of the Federal Funds wire on the same day, the order will be effected as of 5:00 p.m. (Boston time) and dividends will be earned that day. If your order is received after 5:00 p.m. (Boston time) it will not become effective, and dividends will not be earned, until the next Business Day.

	Or by check or Federal Reserve Draft	To purchase shares of a Fund by check or Federal Reserve Draft, you must submit a purchase order directly by mail to State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266-8118, together with payment for the purchase price of the shares and, in the case of a new account, a completed Account Application. (To obtain an Account Application, call (800) 225-1576, or e-mail a request to fficustserve@ml.com). Such orders will become effective on the day the remittance is converted into Federal Funds, and shares will be purchased at the net asset value next determined after such conversion. Checks and Federal Reserve Drafts should be made payable to the order of the name of the Fund. Money transmitted by check normally will be converted into Federal Funds within 2 business days following receipt. Certified checks are not necessary, but checks are accepted subject to collection at full face value in United States funds and must be drawn on a United States bank. In the event that the purchase price for shares of a Fund is paid by Federal Funds in the form of a Federal Reserve Draft, Federal Funds will be available to the Fund on the next business day and the investor’s order will be effected on such day. During the period of time prior to the conversion into Federal Funds, an investor’s money will not be invested and, therefore, will not be earning dividends.

30	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

If You Want to	Your Choices	Information Important for You to Know

Buy Shares (continued)	You may also purchase shares through FACTS	If you are a business organization (such as a corporation, partnership or business trust), you may purchase shares of the Funds through the Merrill Lynch Financial Assets Control Tracking System or FACTS. FACTS is a program designed to help businesses manage their cash flow and earn money market returns through investment in the Funds. FACTS utilizes the Automated Clearing House system (“ACH”) to transfer funds electronically between the corporate investor’s local bank and the Funds.

You can arrange the purchase of shares of the Funds through FACTS by completing a FACTS Account Application, which you can obtain by calling (617) 342-1600 or toll-free (800) 225-1576, and returning it to FAMD in Boston. After your application is received, an announcement card will be sent to you with an account number and advising you that, after 15 days from the printed date on the card, you may begin using ACH for purchasing Fund shares.

After this waiting period, an authorized representative of your organization may call the Funds’ FACTS toll-free number ((800) 343-3446) by 4:00 p.m. (Boston time), identify your organization by name and account number, and tell the FACTS operator how much cash the organization wishes to invest in the applicable Fund from its local corporate checking account. On the morning of the following Business Day, funds will automatically be transferred to a Fund via ACH. Dividends will be paid by the Fund on the day funds are transferred.

Add to Your Investment	Purchase additional shares	The minimum investment for additional purchases is generally $1,000 for all accounts except that if your account balance in the Premier Institutional Fund has fallen below $10,000,000, subsequent purchases of shares of the Premier Institutional Fund by you will only be accepted if, after such purchase, your balance will be at least $10,000,000.

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested without a sales charge, unless you elect to receive cash.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	31

[ICON] Your Account

If You Want to	Your Choices	Information Important for You to Know

Sell Your Shares	General	Upon receipt by State Street Bank of a proper redemption request (indicating the name of the Fund, account number and the dollar amount of shares to be redeemed), each Fund will redeem its shares on every day that the New York Stock Exchange (the “Exchange”) or the Federal Reserve is open for business (except for Good Friday, Columbus Day and Veterans Day) (a “Business Day”) at the net asset value per share determined that day. Net asset value per share is determined daily for the Institutional Tax-Exempt and Treasury Funds, as of 4:00 p.m. (Boston time). Net asset value is determined daily for the Premier Institutional, Institutional and Government Funds as of 5:00 p.m. (Boston time). If the Exchange closes trading prior to the times established above, or the BMA recommends that the securities markets close early, determination of net asset value may be advanced. See “Net Asset Value.”

A Fund may reject an order to sell shares under certain circumstances. Under the Investment Company Act of 1940, as amended, a registered investment company may suspend the right of redemption, (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or (b) during which trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of (a) disposal by the company of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for such company fairly to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission (the “Commission”) may by order permit for the protection of security holders of the company. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted, and (ii) an emergency shall be deemed to exist.

	Redemption Procedures	Shareholders meeting the requirements stated below may initiate redemptions by submitting their redemption requests by telephone to FAMD, Boston ((617) 342-1600 or toll free (800) 225-1576) or mail to State Street Bank, P.O. Box 8118, Boston, Massachusetts 02266-8118 (without signature guarantee) and have the proceeds sent by a Federal Funds wire to a previously designated bank or trust company account. Please note that all Federal Funds wiring instructions may only be established for bank accounts that are in the same name as your Fund account. The minimum amount to be wired is $1,000. A redemption request received prior to 12:00 Noon (Boston time) for the Institutional Tax-Exempt Fund or prior to 2:00 p.m. (Boston time) for the Treasury Fund, will not earn a dividend on the day the request is received and payment will be made in Federal Funds wired on the same Business Day. Shareholders of the Premier Institutional, Institutional and

32	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

If You Want to	Your Choices	Information Important for You to Know

Sell Your Shares (continued)	Redemption Procedures (continued)	Government Fund will not earn a dividend on the day the redemption request is received. If an expedited redemption request for which the redemption proceeds will be wired is received after 12:00 Noon (Boston time) for the Institutional Tax-Exempt Fund, or after 2:00 p.m. (Boston time) for the Treasury Fund, and prior to 4:00 p.m. (Boston time), or if an expedited redemption request is received prior to the close of trading on a day the Exchange closes early, on a day on which FAMD and State Street Bank are open for business, the redemption proceeds will be wired on the next Business Day following the redemption request. A redemption request received on a Business Day after 12:00 Noon (Boston time) for the Institutional Tax-Exempt Fund or after 2:00 p.m. (Boston time) for the Treasury Fund, will earn a dividend on the day the request is received. If a redemption request is received after the close of trading on the Exchange (including after the close of trading on a day the Exchange closes early) or on a day on which either FAMD or State Street Bank is closed, the redemption proceeds will be wired on the next Business Day following receipt of the redemption request. Therefore, a redeeming shareholder will receive a dividend on the day the request is received, but not on the day that shares are redeemed out of his account.

To utilize the redemption procedure, all shares must be held in non-certificate form in the shareholder’s account, and an Account Application with the payment authorization section properly completed must be on file with State Street Bank before a redemption request is submitted. (To obtain an Account Application, call (800) 225-1576.) This form requires a shareholder to designate the bank or trust company account to which its redemption proceeds should be sent. Any change in the bank or trust company account designated to receive the proceeds must be submitted in proper form on a new Account Application with signature guaranteed. In making a telephone redemption request, a shareholder must provide the shareholder’s name and account number, the dollar amount of the redemption requested, and the name of the bank to which the redemption proceeds should be sent. If the information provided by the shareholder does not correspond to the information on the application, the transaction will not be approved.

With regards to redemption orders received prior to 5:00 p.m. (Boston time) for each of the Premier Institutional, Institutional and Government Fund, proceeds from such redemptions will be wired out that same day. It is important to note that redemption orders placed later in the day—especially between 3:30 p.m. (Boston time) and 5:00 p.m. (Boston time)—will be processed by the Fund and a wire will be initiated by State Street Bank but payment may be delayed if the Federal Reserve Bank of Boston

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	33

[ICON] Your Account

If You Want to	Your Choices	Information Important for You to Know

Sell Your Shares (continued)	Redemption Procedures (continued)	is experiencing delays in transfers of funds. After a redemption order has been processed by the Fund and a redemption wire has been initiated by State Street Bank, neither entity will assume any responsibility for the performance of the shareholder’s receiving bank, or any of its intermediaries.

You may also submit your redemption request in writing to State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266-8118. A Fund will make payment for shares redeemed pursuant to the ordinary redemption procedure by check sent to you at the address on your Account Application. Such checks will normally be sent out within one business day, but in no event more than seven days after receipt of the redemption request in proper form.

	Checking Account Redemption Plan	State Street Bank will establish a checking account for any shareholder of the Institutional Fund, the Government Fund, the Treasury Fund or the Institutional Tax-Exempt Fund at the shareholder’s request. Checks drawn on this account can be made payable to the order of any person in any amount not less than $500. The payee of the check may cash or deposit it like any other check drawn on a bank. Shareholders wishing to consider this method of redemption should call (800) 225-1576 to obtain an Authorization for Redemption by Check Form and Signature Card. The Funds reserve the right, after giving proper notification, to either limit or revoke checking account redemption rights for shareholders on an individualized basis under certain circumstances.

Exchange Your Shares	Select the Fund into which you want to exchange. Be sure to read that Fund’s prospectus	You can exchange your shares of a Fund for shares of any of the other Funds in the Trust, subject to each Fund’s minimum investment requirements. You must have held the shares used in the exchange for at least 15 calendar days, if those shares were purchased by check, before you can exchange to another Fund, and you must exchange shares with a current value of at least $1,000.

Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.

34	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Additional Information Regarding the Purchase of Shares

To minimize recordkeeping by banks and other institutions purchasing shares on behalf of separate accounts, arrangements can be made through FAMD, Boston, to have State Street Bank provide sub-accounting services. All underlying subaccounts are subject to each Fund’s minimum balance requirements.

The issuance of shares of a Fund is recorded on the books of the Fund, and, to avoid additional operating costs and for investor convenience, stock certificates will not be issued unless expressly requested in writing by a shareholder. Certificates will not be issued for fractional shares. State Street Bank, the transfer agent, will send to the shareholder of record a monthly statement.

If you redeem all of your shares in a Fund, your dividends accrued for the month to date will be simultaneously remitted by check. Redemption requests received from you with respect to the Premier Institutional, Institutional and Government Funds will be effected on the day received, but you will not receive a dividend that day. Where the shares to be redeemed had been purchased by check, the redemption proceeds will be transmitted to you promptly upon bank clearance of your purchase check, which may take up to 15 calendar days.

Due to the relatively high cost of maintaining small investment accounts, each of the Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund reserves the right to redeem your shares, if at any time the total investment in your account does not have a value of at least $5,000. You will be notified that the value of your account is less than $5,000 and will be allowed 60 days to make an additional investment into your account before the redemption is processed. If (a) your average account balance in the Premier Institutional Fund falls below $10,000,000 for any 30-day period and (b) you do not, within 30 days after receiving notice from the Premier Institutional Fund of such deficiency, purchase additional shares of the Fund to restore a $10,000,000 account balance, the Premier Institutional Fund is authorized to exchange your shares for shares of the Institutional Fund unless you elect to have shares redeemed with the proceeds of the redemption paid directly to you. In either case, you will be notified of the exchange or redemption.

If certificates have been issued to you representing shares to be redeemed, prior to effecting a redemption with respect to such shares State Street Bank must have received such certificates. Your signature on the certificates must

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	35

[ICON] Your Account

Net Asset Value — the market value of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

be guaranteed by an “eligible guarantor institution” as such term is defined by Rule 17Ad-15 of the Securities Exchange Act of 1934, the existence and validity of which may be verified by State Street Bank through the use of industry publications. A notary public is not an acceptable guarantor. In certain instances, State Street Bank may request additional documentation which it believes necessary to insure proper authorization such as, but not limited to, trust instruments, death certificates, appointment of executor or administrator, or certificates of corporate authority. If you have questions regarding proper documentation, you should call (800)-225-1576.

HOW SHARES ARE PRICED

When you buy shares, you pay the net asset value (normally $1.00 per share) without a sales charge. For the Funds other than the Institutional Tax-Exempt Fund, the “penny-rounding” method is used in calculating net asset value, meaning that the calculation is rounded to the nearest whole cent. For the Institutional Tax-Exempt Fund, net asset value is determined using the “amortized cost” method, meaning that the calculation is based on a valuation of the assets held by the Fund at cost, with an adjustment for any discount or premium on a security at the time of purchase. The net asset value is the offering price. Shares are also redeemed at their net asset value. The net asset value per share for purposes of pricing orders for both the purchase and the redemption of Fund shares is determined daily on days that the Exchange or the Federal Reserve is open for business (except for Good Friday, Columbus Day and Veterans Day). On any day the Exchange closes early, net asset value per share of each Fund for such purposes will be determined 15 minutes after the early close of trading. On any day that the BMA recommends an early close, the time for determination of net asset value of the Fund will be 15 minutes following the time that each Fund determines, in its discretion, to cease accepting orders for purchases and redemptions of shares. On days that the Exchange or the Federal Reserve is open for business (except for Good Friday, Columbus Day and Veterans Day) and the BMA does not recommend that the securities markets close early, net asset value is determined as of 5:00 p.m. (Boston time) for the Premier Institutional, Institutional and Government Funds, and as of 4:00 p.m. (Boston time) for the Institutional Tax-Exempt Fund and the Treasury Fund.

36	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Dividends — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

If your check is received on the business day prior to a holiday (including Good Friday, Columbus Day or Veterans Day), or, in the case of the Institutional Tax-Exempt or Treasury Funds, if your order is received after the close of trading (including early closing of trading) on the Exchange on the business day prior to a holiday (including Good Friday, Columbus Day or Veterans Day), you will have the proceeds of the check or order invested in shares of the applicable Fund as of the first time that shares in that Fund may be purchased on the next day on which the Fund is open for business. In addition, if your order for the Institutional Tax-Exempt Fund or Treasury Fund is received after 12:00 noon (Boston time) or 2:00 p.m. (Boston time), respectively, but prior to the close (including early closing of trading) on the Exchange on the business day prior to a holiday (including Good Friday, Columbus Day or Veterans Day), you will have the proceeds of any wire received on the same day invested in shares of the applicable Fund as of the close of trading on the Exchange on that day, but you will not begin earning dividends on the investment until the next day on which the Fund is open for business. Also, you will not be able to have redemption proceeds wired to your bank on a holiday (including Good Friday, Columbus Day or Veterans Day).

DIVIDENDS AND TAXES

Dividends are declared daily and reinvested monthly in the form of additional shares at net asset value or, at the shareholder’s option, paid in cash. Dividends are determined immediately prior to the determination of net asset value at the close of trading on the Exchange for the Institutional Tax-Exempt and Treasury Funds, and as of 5:00 p.m. (Boston time) for the Premier Institutional Fund, Institutional Fund and the Government Fund. Immediately after such determination, each Fund will declare a dividend payable to shareholders of record either: (a) at 12:00 Noon (Boston time) for the Institutional Tax-Exempt Fund, 2:00 p.m. (Boston time) for the Treasury Fund and 5:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund and the Government Fund on days on which the Exchange or the Federal Reserve is open for business, and the Exchange does not close early (except for Good Friday, Columbus Day and Veterans Day), or if the Exchange closes early or the BMA recommends that the securities market close early, at such early closing time or (b) at the previous close of trading on the Exchange on days on which the Exchange and the Federal Reserve are not open for business (and on Good Friday, Columbus Day and Veterans

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	37

[ICON] Your Account

Day). Each Fund other than the Institutional Tax-Exempt Fund intends to pay dividends, most of which will be taxed as ordinary income, although each Fund may pay capital gains dividends as well. The Institutional Tax-Exempt Fund intends to pay dividends most of which will be excludable from your gross income for Federal income tax purposes, but may pay taxable capital gains dividends as well.

You may receive your dividends in cash monthly. Such cash dividends will be paid to you by check within seven days after the end of each month. You may elect to receive dividends in cash at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to State Street Bank. To be effective with respect to a particular monthly dividend, your written notice must be received by State Street Bank at least seven days prior to the end of the month.

If you redeem shares of a Fund or exchange them for shares of another fund, any gain on the transaction may be subject to tax. Recently enacted legislation reduces the tax rate on certain dividend income and long term capital gains; however, to the extent a Fund’s distributions are derived from income on short-term debt securities and short term capital gain, that Fund’s distributions will not be eligible for this reduced dividend tax rate.

Generally, within 60 days after the end of each Fund’s taxable year, each Fund will tell you the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable as long term capital gains to you regardless of how long you have held your shares. The tax treatment of dividends from a Fund is the same whether you choose to receive dividends in cash or to have them reinvested in shares of the Fund.

If you are neither a lawful permanent resident nor a citizen of the United States, or if you are a foreign entity, each Fund’s ordinary income dividends (which include distributions of the excess of net short-term capital gains over net long term capital losses) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number to the Fund or the number is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in each Fund under all applicable tax laws.


38	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Management of the Fund [ICON]

FUND ASSET MANAGEMENT

Fund Asset Management is the Investment Adviser for the Government Fund and the Treasury Fund and, in the case of Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund, for each corresponding Portfolio. Fund Asset Management manages each Fund’s or Portfolio’s, as the case may be, investments and business operations under the overall supervision of the Trust’s or the Master Trust’s, as the case may be, Board of Trustees. The Investment Adviser has the responsibility for making all investment decisions for each Fund or each Portfolio, as the case may be.

For the fiscal year ended April 30, 2003, the Investment Adviser received a fee, based on each Fund’s average daily net assets, at the following rates: .05% for Premier Institutional Fund, .05% for Institutional Fund, .20% for Government Fund, .20% for Treasury Fund and .05% for Institutional Tax-Exempt Fund. For Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund the Advisory fee is paid by the Fund’s corresponding Portfolio. Fund Asset Management also acts as administrator for Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund. For its services as Administrator, Fund Asset Management receives a fee, based on each Fund’s average daily net assets, at the following rates: 0.10% for Premier Institutional Fund, 0.15% for Institutional Fund and 0.15% for Institutional Tax-Exempt Fund.

Fund Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. Fund Asset Management and its affiliates had approximately $465 billion in investment company and other portfolio assets under management as of July 2003.

MASTER/FEEDER STRUCTURE (Applicable only to Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund and Merrill Lynch Institutional Tax-Exempt Fund)

Each of these Funds is a “feeder” fund that invests all of its assets in the corresponding master portfolio. The Fund’s investment results will correspond directly to the investment results of the Portfolio. Investors in each of these Funds will acquire an indirect interest in the corresponding Portfolio.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	39

[ICON] Management of the Funds

Each Portfolio may accept investments from other feeder funds, and all the feeders of a Portfolio bear the Portfolio’s expenses in proportion to their assets. This structure may enable a Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a Portfolio from different feeders may offset each other and produce a lower net cash flow.

However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to a Portfolio on more attractive terms, or could experience better performance, than another feeder. Information about feeders is available by calling (800) 225-1576.

Whenever a Portfolio holds a vote of its feeder funds, the corresponding Fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of the corresponding Portfolio. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same Portfolio.

Each of these Funds may withdraw from the corresponding Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund’s assets directly.

40	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund’s financial performance for the last five years. In the case of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund and Merrill Lynch Institutional Tax-Exempt Fund, these periods encompass operations prior to the conversion to a “master/feeder” structure which was effective January 14, 2002. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the respective Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte amp; Touche LLP, whose report, along with each Fund’s financial statements, are included in the Funds’ Annual Report, which is available upon request.

	Merrill Lynch Premier Institutional Fund

	Year Ended April 30,

	2003	2002	2001	2000	1999

Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:

Net investment income	0.16	.030	.061	.054	.052

Less Distributions:

Dividends from net investment income	(0.16)	(.030)	(.061)	(.054)	(.052)

Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.61%	3.00%	6.32%	5.51%	5.32%

Ratios/Supplemental Data:

Net Assets, end of period (000)	$44,576,660	$46,368,190	$27,661,546	$14,524,859	$10,627,883

Ratio of expenses to average net assets	.16%	.17%	.18%	.18%	.18%

Ratio of net investment income, including realized and unrealized gains and losses, to average net assets	1.59%	2.82%	6.25%	5.40%	5.13%


MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	41

[ICON] Management of the Funds

	Merrill Lynch Institutional Fund

	Year Ended April 30,

	2003	2002	2001	2000	1999

Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:

Net investment income	.015	.029	.061	.053	.051

Less Distributions:

Dividends from net investment income	(.015)	(.029)	(.061)	(.053)	(.051)

Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.54%	2.89%	6.25%	5.45%	5.25%

Ratios/Supplemental Data:

Net Assets, end of period (000)	$11,659,019	$12,834,914	$10,815,790	$8,080,268	$8,060,111

Ratio of expenses to average net assets (before waiver)	.23%	.32%	.37%	.37%	.37%

Ratio of expenses to average net assets (after waiver)	—	.23%	.24%	.24%	.24%

Ratio of net investment income, including realized
and unrealized gains and losses, to average net
assets (before waiver)	1.53%	2.73%	6.01%	5.14%	4.98%

Ratio of net investment income, including realized and unrealized gains and losses, to average net assets (after waiver)	—	2.82%	6.14%	5.27%	5.11%

	Merrill Lynch Government Fund

	Year Ended April 30,

	2003	2002	2001	2000	1999

Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:

Net investment income	.015	.028	.060	.052	.050

Less Distributions:

Dividends from net investment income	(.015)	(.028)	(.060)	(.052)	(.050)

Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.52%	2.80%	6.17%	5.34%	5.16%

Ratios/Supplemental Data:

Net Assets, end of period (000)	$5,334,131	$4,780,983	$2,961,793	$2,603,208	$2,636,672

Ratio of expenses to average net assets (before waiver)	.33%	.35%	.36%	.35%	.36%

Ratio of expenses to average net assets (after waiver)	.22%	.24%	.24%	.24%	.24%

Ratio of net investment income, including realized
and unrealized gains and losses, to average net
assets (before waiver)	1.39%	2.59%	5.94%	5.07%	4.90%

Ratio of net investment income, including realized and unrealized gains and losses, to average net assets (after waiver)	1.50%	2.70%	6.06%	5.18%	5.02%


42	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

	Merrill Lynch Treasury Fund

	Year Ended April 30,

	2003	2002	2001	2000	1999

Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:

Net investment income	0.14	.026	.056	.048	.046

Less Distributions:

Dividends from net investment income	(0.14)	(.026)	(.056)	(.048)	(.046)

Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.37%	2.60%	5.78%	4.94%	4.76%

Ratios/Supplemental Data:

Net Assets, end of period (000)	$1,487,986	$1,070,857	$1,052,009	$678,841	$680,340

Ratio of expenses to average net assets (before waiver)	.35%	.36%	.39%	.39%	.39%

Ratio of expenses to average net assets (after waiver)	.22%	.23%	.25%	.25%	.25%

Ratio of net investment income, including realized
and unrealized gains and losses, to average net
assets (before waiver)	1.19%	2.37%	5.45%	4.69%	4.36%

Ratio of net investment income, including realized and unrealized gains and losses, to average net assets (after waiver)	1.32%	2.50%	5.59%	4.83%	4.50%

	Merrill Lynch Institutional Tax-Exempt Fund

	Year Ended April 30,

	2003	2002	2001	2000	1999

Net Asset Value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:

Net investment income	.01	.02	.04	.03	.03

Less Distributions:

Dividends from net investment income	(.01)	(.02)	(.04)	(.03)	(.03)

Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.23%	2.01%	3.96%	3.41%	3.22%

Ratios/Supplemental Data:

Net Assets, end of period (000)	$8,185,521	$4,472,803	$3,147,370	$2,055,674	$1,953,075

Ratio of expenses to average net assets (before waiver)	.22%	.38%	.46%	.48%	.49%

Ratio of expenses to average net assets (after waiver)	—	.23%	.23%	.24%	.24%

Ratio of net investment income, to average net assets
(before waiver)	1.19%	1.77%	3.61%	3.12%	2.92%

Ratio of net investment income, to average net assets (after waiver)	—	1.92%	3.84%	3.36%	3.17%


MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	43

(This page intentionally left blank)

[1]	POTENTIAL INVESTORS Open an account (two options).	[2]
MERRILL LYNCH FINANCIAL ADVISOR Advises shareholders on their Fund investments.		TRANSFER AGENT State Street Bank and Trust Company P.O. Box 8118 Boston, Massachusetts 02266-8118 Performs recordkeeping and reporting services.
DISTRIBUTOR FAM Distributors, Inc. One Financial Center, 23rd Floor Boston, Massachusetts 02111 Arranges for the sale of Fund shares.
COUNSEL Clifford Chance US LLP 200 Park Avenue New York, New York 10166 Provides legal advice to the Funds.	THE FUNDS The Board of Trustees oversees the Funds.	CUSTODIAN State Street Bank and Trust Company P.O. Box 8118 Boston, Massachusetts 02266-8118 Holds the Funds’ assets for safekeeping.

INDEPENDENT AUDITORS Deloitte & Touche LLP 200 Berkeley Street Boston, Massachusetts 02116 Audits the financial statements of the Funds.	INVESTMENT ADVISER

Fund Asset Management, L.P.

ADMINISTRATIVE OFFICES
800 Scudders Mill Road
Plainsboro, New Jersey 08536

MAILING ADDRESS
P.O. Box 9011
Princeton, New Jersey 08543-9011

TELEPHONE NUMBER
(800) 221-7210

Manages the Funds’
day-to-day activities.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

For More Information [ICON]

Shareholder Reports

Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports. You may obtain these reports at no cost by calling (800) 225-1576.

Statement of Additional Information

The Statement of Additional Information contains further information about each Fund and is incorporated by reference into (legally considered to be part of) this Prospectus. You may request a free copy by writing the Fund at State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266-8118 or by calling the Fund at (800) 225-1576.

Contact your Merrill Lynch Financial Advisor or call the Fund at the telephone number or address indicated above if you have any questions.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call (202) 942-8090 for information on the operation of the public reference room. This information is also available on the SEC’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

Investment Company Act file #811-5149 Code #19065-0803 Case #37862 © Fund Asset Management, L.P.

[LOGO] Merrill Lynch Investment Managers

Prospectus

August 27, 2003

Merrill Lynch Funds For Institutions Series

Merrill Lynch Premier Institutional Fund Merrill Lynch Institutional Fund Merrill Lynch Government Fund Merrill Lynch Treasury Fund Merrill Lynch Institutional Tax-Exempt Fund

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

www.mlim.ml.com

STATEMENT OF ADDITIONAL INFORMATION

Merrill Lynch Funds For Institutions Series

Merrill Lynch Premier Institutional Fund Merrill Lynch Institutional Fund Merrill Lynch Government Fund Merrill Lynch Treasury Fund Merrill Lynch Institutional Tax-Exempt Fund

One Financial Center, 23rd Floor, Boston Massachusetts 02111 — Phone No. (800) 225-1576

Each Fund is a money market fund seeking current income, preservation of capital and liquidity available from investing in short-term money market securities. Of the Funds offered by this Prospectus, Merrill Lynch Premier Institutional Fund and Merrill Lynch Institutional Fund each invests in money market securities generally; Merrill Lynch Government Fund invests in direct U.S. Government obligations, in securities of U.S. Government agencies and U.S. Government sponsored enterprises and repurchase agreements. Merrill Lynch Treasury Fund invests in U.S. Treasury securities; and Merrill Lynch Institutional Tax-Exempt Fund invests in tax-exempt securities and seeks to pay dividends exempt from Federal income taxation.

Each of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund and Merrill Lynch Institutional Tax-Exempt Fund is a “feeder” fund that invests all of its assets in a corresponding “master” portfolio (the “Portfolio”) of Master Institutional Money Market Trust (the “Master Trust”). Each Portfolio has the same investment objectives as its corresponding Fund. All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the corresponding Portfolio. For simplicity, except where otherwise indicated, this Statement of Additional Information, with respect to the Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund, uses the term “Fund” to include the Fund’s corresponding Portfolio.

This Statement of Additional Information of the Funds is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated August 27, 2003 (the “Prospectus”), which has been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling (800) 225-1576 or by writing to each Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. Each Fund’s audited financial statements are incorporated in this Statement of Additional Information by reference to the Funds’ 2003 Annual Report to shareholders. You may request a copy of each Annual Report at no charge by calling (800) 225-1576 between 8:30 a.m. and 6:00 p.m. Boston time on any business day.

Fund Asset Management — Investment Adviser

The date of this Statement of Additional Information is August 27, 2003.

INVESTMENT OBJECTIVES AND POLICIES

Merrill Lynch Premier Institutional Fund (“Premier Institutional Fund”)

All investments of the Premier Institutional Fund will be in securities with remaining maturities of up to 762 days (25 months) in the case of U.S. Government securities and 397 days (13 months) in the case of all other securities. The dollar weighted average maturity of the Premier Institutional Fund portfolio will be 90 days or less.

The following is a description of the types of short-term “money market” instruments in which the Premier Institutional Fund will principally invest:

(i) U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(ii) U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including, but not limited to, certificates of deposit, bankers’ acceptances, time deposits, bank notes, thrift notes and deposit notes;

(iii) commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, including U.S. dollar-denominated obligations issued by foreign entities; and

(iv) other short-term obligations which in the opinion of the Trustees of the Trust are of comparable credit quality.

Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), presently limits investments by the Premier Institutional Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Premier Institutional Fund’s total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, the Premier Institutional Fund will not invest in Second Tier Securities.

The following is a description of some of the investments or investment practices in which the Premier Institutional Fund may invest or engage:

Government Securities: U.S. Treasury bills and notes are supported by the full faith and credit of the United States. The Premier Institutional Fund also will invest in debt securities issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The U.S. Government is not obligated to provide financial support to any of the above, other than U.S. Treasury bills and notes.

Repurchase Agreements: The Premier Institutional Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Premier Institutional Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. As a matter of operating policy, the Premier Institutional Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Premier Institutional Fund’s net assets in such repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Premier Institutional Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Premier Institutional Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

2

Reverse Repurchase Agreements: The Premier Institutional Fund may enter into reverse repurchase agreements which involve the sale of money market securities held by the Premier Institutional Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Premier Institutional Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of the Premier Institutional Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund’s investment restrictions set forth herein.

Securities Lending: The Premier Institutional Fund may lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund may pay reasonable finders, lending agent, administrative and custodial fees in connection with its loans. The Trust has received an exemptive order from the Commission permitting it to retain an affiliate of the Fund as lending agent and to permit Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) or its affiliates to be a borrower of securities from the Fund. See “Portfolio Transactions and Brokerage.”

Commercial Paper and Other Short-Term Obligations: The Premier Institutional Fund may purchase commercial paper (including variable amount master notes and funding agreements), which refers to short-term promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables. See below for a discussion of these structured financings.

Bank Money Instruments: Obligations of depository institutions such as certificates of deposit, including variable rate certificates of deposit, bankers’ acceptances, bank notes and time deposits.

Forward Commitments: The Premier Institutional Fund may purchase and sell securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. The value of the security on the delivery date may be more or less than its purchase or sale price. The Premier Institutional Fund will maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

While the types of money market securities in which the Premier Institutional Fund invests generally are considered to have low principal risk, such securities are not completely risk-free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Premier Institutional Fund, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Premier Institutional Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.

3

The Premier Institutional Fund may invest in obligations issued by U.S. banks, foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries or banks may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Premier Institutional Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Premier Institutional Fund held overseas will be held by foreign branches of the custodian for the Premier Institutional Fund’s portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940.

Fund Asset Management, L.P. (“FAM” or the “Investment Adviser”) will consider the above factors in making investments in such obligations and will not knowingly purchase obligations that, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Premier Institutional Fund will limit its investments in obligations of U.S. branches or subsidiaries of foreign banks to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

The Premier Institutional Fund will only invest in short-term obligations (including short-term, promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations (“NRSRO”); (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently there are three NRSROs: Fitch Ratings, Moody’s Investors Service, Inc., and Standard & Poor’s. See Appendix A for a description of commercial paper, bank money instruments and bond ratings.

The Premier Institutional Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in connection with investments in Eurodollar and Yankeedollar obligations.

As described above and in the Prospectus, the Premier Institutional Fund may invest in participations in, or bonds and notes backed by, pools of mortgages, or credit card, automobile or other types of receivables, with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a nationally recognized statistical rating organization, as described above.

Variable amount master notes and funding agreements, permit a series of short-term borrowings under a single note. The lender has the right to increase the amount under the note up to the full amount provided by the note agreement. In addition, the lender has the right to reduce the amount of outstanding indebtedness.

Forward or firm commitments for the purchase or sale of securities may be entered into by the Premier Institutional Fund as described herein. The purchase of the underlying securities will be recorded on the date the

4

Premier Institutional Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Fund’s net asset value. A separate account of the Premier Institutional Fund will be established with the State Street Bank and Trust Company, the Premier Institutional Fund’s custodian, consisting of cash or other liquid securities having a market value at all times until the delivery at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Premier Institutional Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

The Premier Institutional Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Premier Institutional Fund’s outstanding shares, which for this purpose means the vote of (i) 67% or more of the Premier Institutional Fund’s shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Premier Institutional Fund are present or represented by proxy, or (ii) more than 50% of the Premier Institutional Fund’s outstanding shares, whichever is less. Provided that none of the following restrictions shall prevent the Premier Institutional Fund from investing all of its assets in shares of another registered investment company with the same investment objective and policies (in a master/feeder structure), the Premier Institutional Fund may not:

(1) Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; and instruments issued by domestic banks).

(2) Make investments for the purpose of exercising control or management.

(3) Underwrite securities of other issuers except insofar as the Premier Institutional Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

(4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Premier Institutional Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(5) Borrow money, except that (i) the Premier Institutional Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Premier Institutional Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Premier Institutional Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Premier Institutional Fund may purchase securities on margin to the extent permitted by applicable law. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. The Premier Institutional Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Premier Institutional Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

(6) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Premier Institutional Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Premier Institutional Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

(7) Issue senior securities to the extent such issuance would violate applicable law.

5

 (8) Purchase or sell commodities or contracts on commodities, except to the extent that the Premier Institutional Fund may do so in accordance with applicable law and the Premier Institutional Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

(9) Make any investment that would be inconsistent with its classification as a diversified investment company under the Investment Company Act.

The corresponding Portfolio has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Portfolio and may not be changed without the approval of the holders of a majority of the interests of the Portfolio.

 In addition, the Premier Institutional Fund has adopted non-fundamental restrictions, which may be changed by the Board of Trustees without approval of the Premier Institutional Fund’s shareholders. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent the Premier Institutional Fund from investing all of its assets in shares of another registered investment company with the same investment objectives and policies (in a master/feeder structure). Under the non-fundamental investment restrictions, the Premier Institutional Fund may not:

(a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law.

(b) Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 10% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the Trust has otherwise determined to be liquid pursuant to applicable law.

(c) Notwithstanding fundamental investment restriction (5) above, borrow amounts in excess of 5% of its total assets, taken at acquisition cost or market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information.

The corresponding Portfolio has adopted investment restrictions substantially identical to the foregoing, which are non-fundamental policies of the Portfolio and may be changed by the Trustees of the Master Trust.

The Trustees of the Trust have determined that the Premier Institutional Fund will not write put or call options. This policy may be changed by the Board of Trustees.

 If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

For purposes of investment restriction (1) above, industry means any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices or as defined by Fund management.

Merrill Lynch Institutional Fund (“Institutional Fund”)

All investments of the Institutional Fund will be in securities with remaining maturities of up to 762 days (25 months) in the case of U.S. Government securities and 397 days (13 months) in the case of all other securities. The dollar weighted average maturity of the Institutional Fund’s portfolio will be 90 days or less.

The following is a description of the types of short-term “money market” instruments in which the Institutional Fund will principally invest:

(i) U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(ii) U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including, but not limited to, certificates of deposit, bankers’ acceptances, time deposits, bank notes, thrift notes and thrift deposit notes;

6

(iii) commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, including U.S. dollar-denominated obligations issued by foreign entities; and

(iv) other short-term obligations which in the opinion of the Trustees of the Trust are of comparable credit quality.

Rule 2a-7 under the Investment Company Act presently limits investments by the Institutional Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Institutional Fund’s total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, the Institutional Fund will not invest in Second Tier Securities.

The following is a description of some of the investments or investment practices in which the Institutional Fund may invest or engage:

Government Securities: U.S. Treasury bills and notes are supported by the full faith and credit of the United States. The Institutional Fund also invests in instruments issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The U.S. Government is not obligated to provide financial support to any of the above, other than Treasury bills and notes.

Repurchase Agreements: The Institutional Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Institutional Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. As a matter of operating policy, the Institutional Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Institutional Fund’s net assets in such repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Institutional Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Institutional Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Reverse Repurchase Agreements: The Institutional Fund may enter into reverse repurchase agreements which involve the sale of money market securities held by the Institutional Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Institutional Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of the Institutional Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund’s investment restrictions set forth herein.

Securities Lending: The Institutional Fund may lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a

7

result, the Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The Trust has received an exemptive order from the Commission permitting it to retain an affiliate of the Fund as lending agent and to permit Merrill Lynch or its affiliates to be a borrower of securities from the Fund. See “Portfolio Transactions and Brokerage.”

Commercial Paper and Other Short-Term Obligations: The Institutional Fund may purchase commercial paper (including variable amount master notes and funding agreements), which refers to short-term promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with not more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, credit card, automobile or other types of receivables. See below for a discussion of these structured financings.

Bank Money Instruments: Obligations of depository institutions such as certificates of deposit, including variable rate certificates of deposit, bankers’ acceptances, bank notes and time deposits.

Forward Commitments: The Institutional Fund may purchase and sell securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. The value of the security on the delivery date may be more or less than its purchase or sale price. The Institutional Fund will maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

While the types of money market securities in which the Institutional Fund invests generally are considered to have low principal risk, such securities are not completely risk free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Institutional Fund, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Institutional Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

The Institutional Fund may invest in obligations issued by U.S. banks, foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Institutional Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Institutional Fund held overseas will be held by foreign branches of the custodian for the Institutional Fund’s portfolio securities or

8

by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940.

FAM will consider the above factors in making investments in such obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Institutional Fund will limit its investments in obligations of U.S. branches or subsidiaries of foreign banks to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

The Institutional Fund will only invest in short-term obligations (including short-term promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations (“NRSRO”); (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust.

The Institutional Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in connection with investments in Eurodollar and Yankeedollar obligations.

As described above and in the Prospectus, the Institutional Fund may invest in participations in, or bonds and notes backed by, pools of mortgages, or credit card, automobile or other types of receivables, with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a nationally recognized statistical rating organization, as described above.

Variable amount master notes, described in the Prospectus, permit a series of short-term borrowings under a single note. The lender has the right to increase the amount under the note at any time up to the full amount provided by the note agreement. In addition the lender has the right to reduce the amount of outstanding indebtedness.

Forward or firm commitments for the purchase or sale of securities may be entered into by the Institutional Fund as described in the Prospectus. The purchase of the underlying securities will be recorded on the date the Institutional Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Institutional Fund’s net asset value. A separate account of the Institutional Fund will be established with State Street Bank and Trust Company, the Institutional Fund’s custodian, consisting of cash or other liquid securities having a market value at all times until the delivery at least equal to the amount of the forward purchase commitment. As stated above, the Institutional Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

The Institutional Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Institutional Fund’s outstanding shares, which for this purpose means the vote of (i) 67% or more of the Institutional Fund’s shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Institutional Fund are present or represented by proxy, or (ii) more than 50% of the Institutional Fund’s outstanding shares, whichever is less. Provided that none of the following restrictions shall prevent the Institutional Fund from investing all of its assets in shares of another registered investment company with the same investment objective and policies (in a master/feeder structure), the Institutional Fund may not:

(1) Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; and instruments issued by domestic banks).

(2) Make investments for the purpose of exercising control or management.

9

(3) Underwrite securities of other issuers except insofar as the Institutional Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

(4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Institutional Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(5) Borrow money, except that (i) the Institutional Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Institutional Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Institutional Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Institutional Fund may purchase securities on margin to the extent permitted by applicable law. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. The Institutional Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Institutional Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

(6) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Institutional Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Institutional Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

(7) Issue senior securities to the extent such issuance would violate applicable law.

(8) Purchase or sell commodities or contracts on commodities, except to the extent that the Institutional Fund may do so in accordance with applicable law and the Institutional Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

 (9) Make any investment that would be inconsistent with its classification as a diversified investment company under the Investment Company Act.

The corresponding Portfolio has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Portfolio and may not be changed without the approval of the holders of a majority of the interests of the Portfolio.

 In addition, the Institutional Fund has adopted non-fundamental restrictions which may be changed by the Board of Trustees without approval of the Institutional Fund’s shareholders. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent the Institutional Fund from investing all of its assets in shares of another registered investment company with the same investment objectives and policies (in a master/feeder structure). Under the non-fundamental investment restrictions, the Institutional Fund may not:

(a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law.

(b) Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 10% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the Trust has otherwise determined to be liquid pursuant to applicable law.

10

(c) Notwithstanding fundamental investment restriction (5) above, borrow amounts in excess of 5% of its total assets, taken at acquisition cost or market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information.

The corresponding Portfolio has adopted investment restrictions substantially identical to the foregoing, which are non-fundamental policies of the Portfolio and may be changed by the Trustees of the Master Trust.

The Trustees of the Trust have determined that the Institutional Fund will not write put or call options. This policy may be changed by the Board of Trustees.

 If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

For purposes of investment restriction (1) above, industry means any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices or as defined by Fund management.

Merrill Lynch Government Fund (“Government Fund”)

All investments of the Government Fund will be in securities with remaining maturities not exceeding 762 days (25 months). The dollar weighted average maturity of the Government Fund’s portfolio will be 90 days or less.

Rule 2a-7 of the Investment Company Act presently limits investments by the Government Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities or securities guaranteed by a non-controlled person of the issuer) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Government Fund’s total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, the Government Fund will not invest in Second Tier Securities.

The types of securities in which the Government Fund may invest include the following:

Government Securities: Certain Government securities, including U.S. Treasury bills, notes and bonds, are issued by the U.S. Government and supported by the full faith and credit of the United States. Other U.S. Government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not direct obligations of the United States but involve sponsorship or guarantees by Government agencies or enterprises. These obligations include securities that are supported by the right of the issuer to borrow from the Treasury, such as obligations of Federal Home Loan Banks, and securities that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds. The Government Fund may also invest in securities issued by U.S. Government instrumentalities that are international organizations designated or supported by multiple governments, such as the International Bank for Reconstruction and Development. Because the U.S. Government is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities where the Investment Adviser believes that the credit risk with respect to the issuers is minimal.

Repurchase Agreements: The Government Fund may invest in obligations which are subject to repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Government Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. This results in a fixed rate of return insulated from market fluctuations during that period. As a matter of operating policy, the Government Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Government Fund’s net assets in such repurchase agreements. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Government Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price and, in the event of a default by the seller, the Government Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

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Reverse Repurchase Agreements: The Government Fund may enter into reverse repurchase agreements which involve the sale of portfolio securities held by the Government Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Government Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of the Government Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund’s investment restrictions set forth below.

Securities Lending: The Government Fund may lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The Trust has received an exemptive order from the Commission permitting it to retain an affiliate of the Fund as lending agent and to permit Merrill Lynch or its affiliates to be a borrower of securities from the Fund. See “Portfolio Transactions and Brokerage.”

Forward Commitments: The Government Fund may purchase and sell U.S. Government securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Government Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Government Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase or sale price. If management of the Government Fund deems it appropriate to do so, the Government Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible that in consequence of these practices the Government Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or that the Government Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. The Government Fund will maintain a segregated account with its custodian of cash or U.S. Government securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

“Stripped Coupon” Securities: The Government Fund may invest in direct obligations of the U.S. Government by purchasing component parts of U.S. Treasury bonds through the acquisition of deposit receipts which evidence ownership of direct interest in such component parts of such bonds.

Forward or firm commitments for the purchase of U.S. Government securities may be entered into by the Government Fund, as described in the Prospectus. The purchase of the underlying securities will be recorded on the date the Government Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Government Fund’s net asset value. A separate account of the Government Fund will be established with State Street Bank and Trust Company, the Government Fund’s custodian, consisting of cash or U.S. Government securities having a market value at all times until the delivery date at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Government Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

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The Government Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Government Fund’s outstanding shares, which for this purpose means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less. The Government Fund may not:

(1) Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations;

(2) Act as an underwriter of securities;

(3) Make loans, except that the Government Fund may purchase or hold debt obligations in accordance with its investment objectives and policies, may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of portfolio securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, will not (together with all non-qualifying income) exceed 10% of the Government Fund’s annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Government Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies; and

(4) Purchase securities on margin or make short sales of securities.

(5) Borrow money except from banks for temporary purposes and in an amount not exceeding 10% of the value of its total net assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed. (As a matter of operating policy, the Government Fund will not invest in securities if outstanding borrowings exceed 5% of the net asset value.)

(6) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Government Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(7) Issue senior securities to the extent such issuance would violate applicable law.

(8) Purchase or sell commodities or contracts on commodities, except to the extent that the Government Fund may do so in accordance with applicable law and the Government Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

 (9) Make any investment that would be inconsistent with its classification as a diversified investment company under the Investment Company Act.

If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

The Trustees of the Trust have determined that the Government Fund will not write put or call options. This policy may be changed by the Board of Trustees.

Collateral received by the Government Fund to secure loans of its portfolio securities will be marked to market on a daily basis.

Merrill Lynch Treasury Fund (“Treasury Fund”)

All investments of the Treasury Fund will be in securities with remaining maturities not exceeding 762 days (25 months). The dollar weighted average maturity of the Treasury Fund’s portfolio will be 90 days or less.

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Rule 2a-7 under the Investment Company Act presently limits investments by the Treasury Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities or securities guaranteed by a non-controlled person of the issuer) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Treasury Fund’s total assets be invested in Second Tier Securities (as defined in the Rule). The Treasury Fund currently does not intend to invest in Second Tier Securities.

The types of securities in which the Treasury Fund may invest include the following:

U.S. Treasury Securities: The Treasury Fund will invest in Treasury bills, notes and other direct obligations of the U.S. Treasury.

Forward Commitments: The Treasury Fund may purchase and sell U.S. Treasury securities on a when-issued or forward commitment basis and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Treasury Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Treasury Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase or sale price. If management of the Treasury Fund deems it appropriate to do so, the Treasury Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible that in consequence of these practices the Treasury Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or that the Treasury Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. The Treasury Fund will maintain a segregated account with its custodian of cash or U.S. Government securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

Repurchase Agreements: The Treasury Fund may invest up to 10% of its total assets in obligations subject to repurchase agreements. This limitation on the Treasury Fund’s investment in obligations subject to repurchase agreements may adversely affect the Treasury Fund’s yield under certain market conditions.

A repurchase agreement is an instrument under which the purchaser (i.e., the Treasury Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements usually are for short periods, such as under one week. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Treasury Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price and, in the event of a default by the seller, the Treasury Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Securities Lending: The Treasury Fund may lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund may

14

pay reasonable finders, lending agent, administrative and custodial fees in connection with its loans. The Trust has received an exemptive order from the Commission permitting it to retain an affiliate of the Fund as lending agent and to permit Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) or its affiliates to be a borrower of securities from the Fund. See “Portfolio Transactions and Brokerage.”

Forward or firm commitments for the purchaser of U.S. Government securities may be entered into by the Treasury Fund, as described in the Prospectus. The purchase of the underlying securities will be recorded on the date the Treasury Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Treasury Fund’s net asset value. A separate account of the Treasury Fund will be established with State Street Bank and Trust Company, the Treasury Fund’s custodian, consisting of cash or U.S. Government securities having a market value at all times until the delivery date at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Treasury Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

The limitations on the Treasury Fund’s investment in obligations subject to repurchase agreements may adversely affect the Treasury Fund’s yield, since the Treasury Fund earns a fee for entering into a repurchase agreement which increases the effective yield of the obligations underlying the repurchase agreement. The adverse effect of this limitation on the Treasury Fund’s yield will be greater during periods in which yields on shorter term securities are higher than yields on longer term securities.

The Treasury Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Treasury Fund’s outstanding shares, which for this purpose means the vote of (i) 67% or more of the Treasury Fund’s shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Treasury Fund are present or represented by proxy, or (ii) more than 50% of the Treasury Fund’s outstanding shares, whichever is less. The Treasury Fund may not:

(1) Enter into repurchase agreements if immediately thereafter more than 10% of the value of its total assets would be invested in repurchase agreements; and

(2) Borrow money except from banks for temporary purposes and in an amount not exceeding 10% of the value of its total net assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed. (As a matter of operating policy, the Treasury Fund will not invest in securities if outstanding borrowings exceed 5% of net asset value.)

(3) Purchase securities other than U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. Government, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations.

(4) Act as an underwriter of securities;

(5) Make loans, except that the Treasury Fund may purchase or hold debt obligations in accordance with its investment objectives and policies, may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of portfolio securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, will not (together with all non-qualifying income) exceed 10% of the Treasury Fund’s annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies; and

(6) Purchase securities on margin or make short sales of securities.

(7) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Treasury Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(8) Issue senior securities to the extent such issuance would violate applicable law.

15

(9) Purchase or sell commodities or contracts on commodities, except to the extent that the Treasury Fund may do so in accordance with applicable law and the Treasury Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

 (10) Make any investment that would be inconsistent with its classification as a diversified investment company under the Investment Company Act.

If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

Even though the above restrictions would permit investment in securities issued or guaranteed by U.S. Government agencies, the Trustees have determined that the Treasury Fund will not purchase any securities other than direct obligations of the U.S. Treasury. The Trustees of the Trust have determined that the Treasury Fund will not write put or call options. These policies may be changed by the Board of Trustees without shareholder approval.

Merrill Lynch Institutional Tax-Exempt Fund (“Tax-Exempt Fund”)

The Tax-Exempt Fund will attempt to accomplish its objectives of seeking current income exempt from Federal income taxes, preservation of capital and liquidity by investing in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities of other qualifying issuers, the interest from which is exempt from Federal income tax (such obligations are herein referred to as “Tax-Exempt Securities”). The two principal classifications of Tax-Exempt Securities are “general obligation” and “revenue” bonds. The investment objectives of the Tax-Exempt Fund described above in this paragraph are a fundamental policy of the Tax-Exempt Fund and may not be changed without a vote of a majority of the outstanding shares of the Tax-Exempt Fund. There can be no assurance that the objectives of the Tax-Exempt Fund will be attained.

The Tax-Exempt Fund has adopted a fundamental policy (that may not be changed without shareholder approval) to invest, under normal circumstances, (i) at least 80% of its assets (for this purpose defined to include net assets plus borrowings for investment purposes) in investments the income from which is exempt from federal income tax or (ii) its assets so that at least 80% of the income that it distributes will be exempt from federal income tax. These requirements apply to investments or distributions that are exempt from Federal income tax under both the regular tax rules and the alternative minimum tax rules.

The Tax-Exempt Fund will seek to achieve its objectives by investing exclusively in securities with maturities not exceeding 397 days (13 months), principally including:

(i) obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from Federal income tax and which are rated AAA or AA by Standard & Poor’s (“S&P”) or by Fitch, Inc. (“Fitch”), or Aaa or Aa by Moody’s Investors Service, Inc. (“Moody’s”) and unrated Tax-Exempt Securities which, in the judgment of the Trustees of the Trust, have as nearly as possible the same characteristics and quality as bonds having the above rating;

(ii) municipal notes (tax anticipation notes, bond anticipation notes and revenue anticipation notes) rated MIG-1 or MIG-2 by Moody’s, SP-1 or SP-2 on the short-term debt-rating scale of S&P, or F-1 or F-2 by Fitch or, if the notes are not rated, are obligations which, in the judgment of the trustees of the Trust, are of a quality equivalent to obligations rated MIG-1 or MIG-2 or SP-1 or SP-2 or F-1 or F-2;

(iii) variable rate demand notes and participations therein;

(iv) short-term tax-exempt commercial paper obligations (short-term unsecured promissory notes issued to finance short-term credit needs) which are rated at least A-1 by S&P, Prime-1 by Moody’s or their equivalents as determined by the Trustees of the Trust; and

(v) floating rate tax-exempt demand notes on which the Fund may demand payment from the issuer at par value plus accrued interest on short notice.

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Rule 2a-7 under the Investment Company Act presently limits investments by the Tax-Exempt Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities or securities guaranteed by a non-controlled person of the issuer) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Institutional Tax-Exempt Fund’s total assets be invested in Second Tier Conduit Securities (as defined in the Rule). Appendix A sets forth a description of the above rating symbols.

The Tax-Exempt Fund presently contemplates that it will not invest more than 25% of its total assets in Tax-Exempt securities whose issuers are located in the same state. The Tax-Exempt Fund does not intend to invest more than 25% of its total assets in industrial development bonds where entities supplying the revenues from which the bonds are to be paid are in the same industry. Preservation of capital is a prime investment objective of the Tax-Exempt Fund, and, while the types of short-term tax-exempt Securities in which the Tax-Exempt Fund invests are not completely risk free, the Tax-Exempt Fund believes that securities having the rating characteristics described above have a lower principal risk than lower rated obligations and generally have a lower principal risk than longer term obligations which entail the risk of changing conditions over a longer period of time.

Description of Tax-Exempt Securities

Tax-Exempt Securities include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit, including pollution control facilities. Such obligations are included within the term Tax-Exempt Securities if the interest paid thereon is exempt from federal income tax. Tax-Exempt Securities also include short-term tax-exempt municipal obligations such as tax anticipation notes, bond anticipation notes and revenue anticipation notes, which are sold as interim financing in anticipation of tax collections, bond sales and revenue receipts, respectively. The Tax-Exempt Fund may also invest in short-term tax-exempt commercial paper obligations, which are short-term unsecured promissory notes issued to finance short-term credit needs, and floating rate tax-exempt demand notes on which the Tax-Exempt Fund may demand payment from the issuer at par value plus accrued interest on short notice (typically three to seven days). In addition, the Tax-Exempt Fund may invest in variable rate demand notes and participations therein (see “Variable Rate Demand Notes” below).

The two principal classifications of Tax-Exempt Securities are “general obligation” and “revenue” or “special obligation” bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. Industrial development bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The payment of the principal of and interest on such industrial revenue bonds depends solely on the ability of the user of the property financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The portfolio may also include “moral obligation” bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Yields on Tax-Exempt Securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of the Tax-Exempt Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Tax-Exempt Securities in which the Tax-Exempt Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in the holding of Tax-Exempt Securities, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of holders of Tax-Exempt Securities and the obligations

17

of the issuers of Tax-Exempt Securities may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally, and such laws, if any, which may be enacted by Congress or state legislatures affecting specifically the rights of holders of Tax-Exempt Securities.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Tax-Exempt Securities. Similar proposals may be introduced in the future. If such proposals were enacted, the ability of the Tax-Exempt Fund to pay “exempt-interest” dividends would be adversely affected and the Tax-Exempt Fund would reevaluate its investment objective and policies and consider changes in its structure. See “Taxes” in this Statement of Additional Information.

Certain of the instruments in which the Tax-Exempt Fund invests, including variable rate demand notes (“VRDNs”) and derivatives or synthetic municipal instruments (“Derivative Products”), effectively provide the Tax-Exempt Fund with economic interests in long-term municipal bonds, coupled with rights to demand payment of the principal amounts of such instruments from designated counterparties. Under Securities and Exchange Commission rules, the Tax-Exempt Fund treats these instruments as having maturities shorter than the stated maturity dates of the notes, in the case of VRDNs, or the long-term bonds underlying Derivative Products (the “Underlying Bonds”). Such maturities are sufficiently short-term to allow such instruments to qualify as eligible investments for money market funds such as the Tax-Exempt Fund. A demand right is dependent on the financial ability of the counterparty, which is typically a bank, broker-dealer or other financial institution, to purchase the instrument at its principal amount. In addition, the right of the Tax-Exempt Fund to demand payment from a counterparty may be subject to certain conditions, including the creditworthiness of the instrument or the Underlying Bond. If a counterparty is unable to purchase the instrument or, because of conditions on the right of the Tax-Exempt Fund to demand payment, the counterparty is not obligated to purchase the instrument on demand, the Tax-Exempt Fund may be required to dispose of the instrument or the Underlying Bond in the open market, which may be at a price which adversely affects the Tax-Exempt Fund’s net asset value.

VRDNs and participation interests in VRDNs held by a financial institution (“Participating VRDNs”) are tax-exempt obligations which utilize a floating or variable interest rate adjustment formula and provide an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a short-notice period. The interest rates are adjustable at periodic intervals to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are frequently based upon the Public Securities Association (PSA) Index or some other appropriate interest rate adjustment index. Because of the interest rate adjustment formula on VRDNs (including Participating VRDNs), VRDNs are not comparable to fixed rate securities. The Tax-Exempt Fund’s yield on VRDNs will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods when prevailing interest rates have increased, the Tax-Exempt Fund’s yield on VRDNs will increase and its shareholders will have a reduced risk of capital depreciation.

The Tax-Exempt Fund may invest in a variety of Derivative Products. Derivative Products are typically structured by a bank, broker-dealer or other financial institution. A Derivative Product generally consists of a trust or partnership through which the Tax-Exempt Fund holds an interest in one or more Underlying Bonds coupled with a conditional right to sell (“put”) the Fund’s interest in the Underlying Bonds at par plus accrued interest to a financial institution (a “Liquidity Provider”). Typically, a Derivative Product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) “Tender Option Bonds”, which are instruments which grant the holder thereof the right to put an Underlying Bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) “Swap Products”, in which the trust or partnership swaps the payments due on an Underlying Bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) “Partnerships”, which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. The Tax-Exempt Fund may also invest in other forms of Derivative Products.

Investments in Derivative Products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other Tax-Exempt Securities. There is some risk that certain issues could be resolved in a manner which could adversely impact the performance of the Tax-Exempt Fund. For example, the tax-exempt treatment of the interest paid to holders of Derivative Products is premised on the legal conclusion that the holders of such Derivative Products have an ownership interest in the Underlying Bonds. While the Fund

18

receives an opinion of legal counsel to the effect that the income from each Derivative Product is tax-exempt to the same extent as the Underlying Bond, the Internal Revenue Service (the “IRS”) has not issued a ruling on the subject. Were the IRS to issue an adverse ruling, there is a risk the interest paid on such Derivative Products would be deemed taxable.

The Tax-Exempt Fund may purchase and sell tax-exempt securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Tax-Exempt Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Tax-Exempt Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. If management of the Tax-Exempt Fund deems it appropriate to do so, the Tax-Exempt Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible that in consequence of these practices the Tax-Exempt Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or the Tax-Exempt Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. The Tax-Exempt Fund will maintain a segregated account with its custodian of cash or tax-exempt securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions. The Tax-Exempt Fund will maintain a separate account at its custodian bank consisting of cash or liquid Tax-Exempt Securities (valued on a daily basis) equal at all times to the amount of the when-issued commitment.

Management of the Tax-Exempt Fund will endeavor to be as fully invested as reasonably practicable to maximize the yield on the Tax-Exempt Fund’s portfolio. However, because the Tax-Exempt Fund does not intend to realize taxable investment income, it will not invest in taxable short-term money market securities (other than securities subject to the alternative minimum tax described under “Special Tax Considerations”). Accordingly, there may be times when the Tax-Exempt Fund has uninvested cash resulting from an influx of cash due to large purchases of shares or maturities of portfolio securities or resulting from the need to maintain a reserve for redemptions. The yield on the portfolio could also be negatively affected from time to time by the lack of availability of short-term, high-quality Tax-Exempt Securities. The Tax-Exempt Fund reserves the right to suspend or otherwise limit sales of its shares if, as a result of difficulties in acquiring portfolio securities, it is determined that it is not in the interests of the Tax-Exempt Fund’s shareholders to issue additional shares. See “Purchase of Shares.”

As indicated under “How to Buy, Sell and Transfer Shares” in the Prospectus, payments of proceeds upon redemption of shares generally will be made on the same day as a redemption request in proper form is received. Tax-Exempt Securities generally do not trade on the basis of same-day settlements. As a result, the Fund may be required to maintain cash reserves or incur temporary bank borrowings so that it can make such redemption payments. This will reduce the Tax-Exempt Fund’s yield. The Trustees will re-examine the Tax-Exempt Fund’s policy of making redemption payments on the date redemption orders are received if that policy has a significant impact on the Tax-Exempt Fund’s yield; however, redemption payments will in any case be made within seven days of the date of redemption unless the Tax-Exempt Fund is permitted to suspend payments for a period longer than seven days (under certain circumstances.)

All of the investments of the Tax-Exempt Fund will be in securities with remaining maturities of up to 397 days (13 months). The dollar weighted average maturity of the Tax-Exempt Fund’s portfolio will be 90 days or less. The Tax-Exempt Fund can be expected to offer a lower yield than longer-term municipal bond funds since Tax-Exempt Securities with longer maturities tend to produce higher yields. Interest rates in the short-term Tax-Exempt Securities market also may fluctuate more widely from time to time than interest rates in the long-term municipal bond market. However, because of the shorter maturities, the market value of the Tax-Exempt Securities held by the Tax-Exempt Fund can be expected to fluctuate less in value as a result of changes in interest rates.

The Tax-Exempt Fund may also invest in short-term municipal notes, variable rate demand notes (“VRDNs”), participation interests in VRDNs held by a financial institution (“Participating VRDNs”), short-term tax-exempt commercial paper obligations and floating rate tax-exempt demand notes.

VRDNs are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid balance plus accrued interest upon a short notice period. The interest rates are adjustable at periodic intervals to some prevailing market rate for similar

19

investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are frequently based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

The maturity of VRDNs (including Participating VRDNs) are deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN upon demand or (ii) the period remaining until the VRDN’s next interest rate adjustment. If not redeemed by the Tax-Exempt Fund through the demand feature, VRDNs mature on a specified date which may range up to thirty years from the date of issuance. The Tax-Exempt Fund will not invest more than 20% of its total assets in Participating VRDNs.

Certain tax-exempt instruments (primarily VRDNs and Participating VRDNs) may be entitled to the benefit of standby letters of credit or similar commitments issued by banks and, in such instances, the Trustees of the Trust will take into account the obligation of the bank in assessing the quality of such instrument. The Tax-Exempt Fund may also purchase other types of tax-exempt instruments if, in the opinion of the Trustees of the Trust, such obligations are equivalent to securities having the ratings described in the Appendix A.

The performance of the Tax-Exempt Fund will be affected by general changes in interest rates on short-term tax-exempt Securities. Such changes will affect the yield on the Tax-Exempt Fund’s subsequent investments, will result in increases or decreases in the value of the obligations then held by the Tax-Exempt Fund and will thereby affect the rate of return on the shares of the Tax-Exempt Fund. If interest rates have increased since the time a security was purchased, the value of that security will generally decrease. The impact on value is lessened by the short-term maturities of the investment of the Tax-Exempt Fund. Short-term securities tend to fluctuate less in value due to changes in interest rates than do longer term securities. Preservation of capital is a prime investment objective of the Tax-Exempt Fund, and while the types of short-term Tax-Exempt Securities in which the Tax-Exempt Fund invests are not completely risk free, the Tax-Exempt Fund believes that securities having the rating characteristics described above have a lower principal risk than lower rated obligations and generally have a lower principal risk than longer term obligations which entail the risk of changing conditions over a longer period of time.

Purchase of Securities with Puts: The Tax-Exempt Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “put.” The Tax-Exempt Fund does not currently intend to enter into such transactions but reserves the right to do so in the future. No transactions will be entered into for the Tax-Exempt Fund unless the trustees of the Trust have approved the proposed terms of such transactions and such terms are set forth in a subsequent prospectus which has been declared effective by the Securities and Exchange Commission.

The right to put the securities to a counterparty depends on the counterparty’s ability to pay for the securities at the time the put is exercised. The Tax-Exempt Fund would limit its put transactions to institutions which the Investment Adviser believes present minimum credit risk, and the Fund would use its best efforts to determine initially and to continue to monitor the financial strength of counterparties because adequate current financial information may not be available. In the event that any counterparty is unable to honor a put for financial reasons, the Tax-Exempt Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the counterparty. Furthermore, particular provisions of the contract between the Tax-Exempt Fund and the counterparty may excuse the counterparty from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Tax-Exempt Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. If the Tax-Exempt Fund were to engage in such transactions at this time, it would engage in such transactions with banks and, to the extent permitted by applicable law, with broker-dealers.

It also should be noted that while the market for put options in tax-exempt securities to sellers of Tax-Exempt securities has developed over time, there can be no representation about the future state of the market, i.e., the number of banks or dealers that might be willing to sell securities to the Tax-Exempt Fund with a right for the Fund to put the securities back to the seller, the spread between the price of the security if sold without the right to put

20

and with the right to put, the valuation of securities subject to such puts and the value to be ascribed to the put itself, if any, and whether and on what terms the Tax-Exempt Fund can renew any put options. The municipal securities purchased which are subject to such a put may be sold to third persons at any time, even though the put is outstanding, but the put itself will generally not be marketable or otherwise assignable. Therefore, the put would have value only to the Tax-Exempt Fund. Sale of the securities to third parties or lapse of time with the put unexercised will terminate the right to put the securities to the seller. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Tax-Exempt Fund, the Fund could sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit on the percentage of portfolio securities that the Fund may purchase subject to a put for its portfolio. The Tax-Exempt Fund has not determined the circumstances under which it will enter into put transactions or what will be deemed to be the maturity of securities subject to puts for purposes of calculating the weighted average maturity of its portfolio.

Maturity and Quality Standards

As a money market fund, the Tax-Exempt Fund is required to meet certain maturity and quality standards as set forth below.

Short-Term Maturity Standards: All of the investments of the Tax-Exempt Fund will be in securities with remaining maturities of 397 days (13 months) or less. The dollar weighted average maturity of the Tax-Exempt Fund’s portfolio will be 90 days or less. The maturities of VRDNs (including Participating VRDNs) are deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN on demand or (ii) the period remaining until the VRDN’s next interest rate adjustment. If not redeemed by the Tax-Exempt Fund through the demand feature, VRDNs mature on a specified date which may range up to thirty years from the date of issuance.

Quality Standards: The Tax-Exempt Fund’s portfolio investments in Tax-Exempt Securities will be limited to those obligations which are rated, or issued by issuers who have been rated, in one of the two highest rating categories for short-term municipal debt obligations by a nationally recognized statistical rating organization (an “NRSRO”) or, if not rated, will be of comparable quality as determined by the Trustees of the Trust. The Tax-Exempt Fund’s investments in Tax-Exempt Securities (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from the requisite NRSROs a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently, there are three NRSROs which rate municipal obligations: Fitch, Moody’s and S&P. Certain tax-exempt obligations (primarily VRDNs and Participating VRDNs) may be entitled to the benefit of letters of credit or similar credit enhancements issued by financial institutions and, in such instances, the Board of Trustees and the Investment Adviser will take into account the obligation of the financial institution in assessing the quality of such instruments. The Tax-Exempt Fund also may purchase other types of tax-exempt instruments if, in the opinion of the Trustees of the Trust, such obligations are equivalent to securities having the ratings described above.

The Tax-Exempt Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities. These are fundamental policies and may not be changed without the approval of the holders of a majority of the Tax-Exempt Fund’s outstanding shares (for this purpose a majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Provided that none of the following restrictions shall prevent the Tax-Exempt Fund from investing all of its assets in shares of another registered investment company with the same investment objective and policies (in a master/feeder structure), the Tax-Exempt Fund may not:

(1) purchase any securities other than Tax-Exempt Securities;

(2) invest more than 5% of its total assets (taken at value at the time of each investment) in the securities of any one issuer except that such restriction shall not apply to securities backed by the U.S. Government or its agencies or instrumentalities;

21

(3) borrow amounts in excess of 20% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (the Tax-Exempt Fund will not purchase securities while borrowings are outstanding);

(4) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Tax-Exempt Fund except as may be necessary in connection with borrowings mentioned in (3) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of its total assets, taken at value; or

(5) invest in securities with legal or contractual restrictions on resale or for which no readily available market exists if, regarding all such securities, more than 10% of its assets (taken at market value) would be invested in such securities;

(6) make investments for the purpose of exercising control or management;

(7) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

(8) purchase or sell real estate (provided that such restriction shall not apply to tax-exempt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;

(9) make loans to other persons, provided that the Tax-Exempt Fund may purchase a portion of an issue of tax-exempt securities (the acquisition of a portion of an issue of tax-exempt securities or bonds, debentures or other debt securities which are not publicly distributed is considered to be the making of a loan under the Investment Company Act of 1940);

(10) act as an underwriter of securities, except to the extent that the Tax-Exempt Fund may technically be deemed an underwriter when engaged in the activities described in (9) above or insofar as the Tax-Exempt Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities;

(11) invest more than 5% of its total assets (taken at market value at the time of each investment) in industrial revenue bonds where the entity supplying the revenues from which the issue is to be paid, including predecessors, has a record of less than three years of continuous operation;

(12) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities;

(13) make short sales or securities or maintain a short position or invest in put call, straddle or spread options; provided, however, that the Tax-Exempt Fund shall have the authority to purchase tax-exempt securities subject to put options as described above;

(14) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; and instruments issued by domestic banks); and

(15) issue senior securities to the extent such issuance would violate applicable law.

The corresponding Portfolio has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Portfolio and may not be changed without the approval of the holders of a majority of the interests of the Portfolio.

For purposes of restriction (2) above, the Tax-Exempt Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multistate agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of an entity other than the issuer then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer.

With respect to restriction (3), the Tax-Exempt Fund will not borrow to increase income but only to meet redemption requests that might otherwise require untimely dispositions of portfolio securities. Interest paid on such borrowings will reduce net income.

22

 The Fund has adopted non-fundamental restrictions, which may be changed by the Board of Trustees without approval of the Tax-Exempt Fund’s shareholders. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (2) above, shall prevent the Tax-Exempt Fund from investing all of its assets in shares of another registered investment company with the same investment objectives and policies (in a master/feeder structure). Under the non-fundamental restrictions, the Tax-Exempt Fund will not:

(i) purchase or sell commodities or contracts on commodities, except to the extent that the Tax-Exempt Fund may do so in accordance with applicable law and the Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act; or

(ii) issue senior securities to the extent such issuance would violate applicable law.

The corresponding Portfolio has adopted investment restrictions substantially identical to the foregoing, which are non-fundamental policies of the Portfolio and may be changed by the Trustees of the Master Trust.

If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

For purposes of investment restriction (14) above, industry means any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices or as defined by Fund management.

MANAGEMENT OF THE TRUST

Trustees and Officers

 The Trustees of the Trust consist of seven individuals, six of whom are not “interested persons” of the Trust as defined in the Investment Company Act (the “non-interested Trustees”). The same individuals serve as Trustees of the Master Trust. The Trustees are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

Each non-interested Trustee is a member of the Trust’s Audit and Nominating Committee (the “Committee”). The principal responsibilities of the Committee are the appointment, compensation and oversight of the Trust’s independent accountants, including the resolution of disagreements regarding financial reporting between Trust management and such independent accountants. The Committee’s responsibilities include, without limitation, to (i) review with the independent accountants the arrangements for and scope of annual and special audits and any other services provided by the independent accountants to the Trust, (ii) discuss with the independent accountants certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent accountants or any other results of any audit; (iii) ensure that the independent accountants submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent accountants any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent accountants and recommend that the Board take appropriate action in response thereto to satisfy itself of the independent accountants’ independence; and (iv) consider the comments of the independent accountants with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls and Trust management’s responses thereto. The Board of the Trust has adopted a written charter for the Committee. The Committee also reviews and nominates candidates to serve as non-interested Trustees. The Committee generally will not consider nominees recommended by shareholders. The Committee has retained independent legal counsel to assist it in connection with these duties. The Committee met four times during the fiscal year ended April 30, 2003.

Biographical Information. Certain biographical and other information relating to the non-interested Trustees of the Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Investment Adviser and its affiliate, Merrill Lynch Investment Managers, L.P. (“MLIM”), (“MLIM/FAM-advised funds”) and other public directorships:

23

Name, Address* and Age Age of Trustee	Position(s) Held with the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of MLIM/FAM- Advised Funds Overseen	Other Directorships held by Trustee
DAVID O. BEIM (63)	Trustee	Trustee since 2002	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Chairman of Outward Bound U.S.A. from 1997 to 2002; Chairman of Wave Hill, Inc., since 1990.	10 registered investment companies consisting of 17 portfolios	None

JAMES T. FLYNN (63)	Trustee	Trustee since 1995	Chief Financial Officer of J.P. Morgan & Co. Inc. from 1990 to 1995 and an employee of J.P. Morgan in various capacities from 1967 to 1995.	10 registered investment companies consisting of 17 portfolios	None

TODD GOODWIN (72)	Trustee	Trustee since 1998	General Partner of Gibbons, Goodwin, van Amerongen (investment banking firm) since 1984; Director of Johns Manville Corporation (building materials).	9 registered investment companies consisting of 16 portfolios	None

GEORGE W. HOLBROOK, JR. (72)	Trustee	Trustee since 1990	Managing Partner of Bradley Resources Company (private investment company) and associated with that firm and its predecessors since 1953; Director of Thoratec Laboratories Corporation (medical device manufacturers).	9 registered investment companies consisting of 16 portfolios	Thoratec Corporation

W. CARL KESTER (51)	Trustee	Trustee since 1995	Mizuho Financial Group Professor of Finance; Senior Associate Dean and Chairman of the MBA Program of Harvard University Graduate School of Business Administration since 1999; James R. Williston Professor of Business Administration of Harvard University Graduate School of Business from 1997 to 1999; MBA Class of 1977, Professor of Business Administration of Harvard University Graduate School of Business Administration from 1981 to 1997; Independent Consultant since 1978.	10 registered investment companies consisting of 17 portfolios	None

KAREN P. ROBARDS (53)	Trustee	Trustee since 2002	President of Robards & Company, a financial advisory since 1987; formerly an investment banker with Morgan Stanley for more than ten years; Director of Enable Medical Corp. since 1996; Director of Atricure, Inc. since 2000; Director of CineMuse Inc. from 1996 to 2000; Director of the Cooke Center for Learning and Development, a not-for-profit organization, since 1987.	10 registered investment companies consisting of 17 portfolios	None

*	The address of each non-interested Trustee is P.O. Box 9095, Princeton, New Jersey 08543-9095.
**	Each Trustee serves until his or her successor is elected and qualified, until December 31 of the year in which he or she turns 72, or until his or her death, resignation, or removal as provided in the Fund’s by-laws, charter or by statute.

24

Certain biographical and other information relating to the Trustee who is an “interested person” (as defined in the Investment Company Act) of the Trust (the “Interested Trustee”) and to the other officers of the Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the MLIM/FAM-advised funds and public directorships held:

Name, Address & Age	Position(s) Held with the Fund	Term of Office††† and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of MLIM/FAM- Advised Funds and Portfolios Overseen	Public Directorships
TERRY K. GLENN*†† (62)	President and Trustee	Trustee** since 1990 and President since 2001	President and Chairman of the MLIM/FAM-advised funds since 1999; Chairman (Americas Region) of MLIM from 2000 to 2002; Executive Vice President of MLIM and FAM (which terms as used herein include their corporate predecessors) from 1983 to 2002; President of FAM Distributors, Inc. (“FAMD” or the “Distributor”) from 1986 to 2002 and Director thereof from 1991 to 2002; Executive Vice President and Director of Princeton Services, Inc. (“Princeton Services”) from 1993 to 2002; President of Princeton Administrators, L.P. from 1988 to 2002; Director of Financial Data Services, Inc. from 1985 to 2002.	120 registered investment companies consisting of 164 portfolios	None

WILLIAM M. BREEN† (49)	Treasurer	Treasurer since 1990	Vice President of MLIM since 1993 and Vice President of FAMD since 1990.	2 registered investment companies consisting of 5 portfolios	None

BARRY F.X. SMITH† (37)	Senior Vice President	Senior Vice President since 2001	Managing Director of MLIM since 2001; Director of MLIM from 1999 to 2001; Vice President of MLIM from 1996 to 1999; Employee of FAMD since 1987.	2 registered investment companies consisting of 5 portfolios	None

DONALD C. BURKE* (43)	Vice President	Vice President since 1993	First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of FAMD since 1999; Director of Taxation of MLIM since 1990.	119 registered investment companies consisting of 163 portfolios	None

JOHN NG* (49)	Vice President and Portfolio Manager	Vice President since 1993	Director of MLIM since 1998; Vice President of MLIM from 1984 to 1998.	6 registered investment companies consisting of 5 portfolios	None

25

Name, Address & Age	Position(s) Held with the Fund	Term of Office††† and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of MLIM/FAM- Advised Funds and Portfolios Overseen	Public Directorships
KEVIN SCHIATTA* (48)	Vice President and Portfolio Manager	Vice President since 1994	Director of MLIM since 2000; Vice President of MLIM from 1985 to 2000.	3 registered investment companies consisting of 3 portfolios	None

P. MICHAEL WALSH* (35)	Vice President and Portfolio Manager	Vice President since 1998	Managing Director of MLIM since 1998; Vice President of MLIM from 1993 to 1998.	2 registered investment companies consisting of 4 portfolios	None

PHILLIP S. GILLESPIE* (39)	Secretary	Secretary since 1998	First Vice President of MLIM since 2001; Director of MLIM from 1999 to 2000; Vice President of MLIM from 1999 to 2000; attorney associated with MLIM from 1998 to 1999; Assistant General Counsel of Chancellor LGT Asset Management, Inc. from 1997 to 1998.	58 registered investment companies consisting of 74 portfolios	None

*	The address of each officer is P.O. Box 9011, Princeton, New Jersey 08543-9011.
**	As a Trustee, Mr. Glenn serves until his successor is elected and qualified, until December 31 of the year in which he turns 72, or until his death, resignation, or removal as provided in the Fund’s by-laws, charter or by statute.
†	The address of each officer is One Financial Center, 23rd Floor, Boston, Massachusetts 02111.
††	Mr. Glenn is an “interested person,” as defined in the Investment Company Act based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators, L.P.
†††	Elected by and serves at the pleasure of the Board of Trustees of the Trust.

Share Ownership. Information relating to each Trustee’s share ownership in the Fund and in all registered funds in the Merrill Lynch family of funds that are overseen by the respective Trustee (“Supervised Merrill Lynch Funds”) as of December 31, 2002 is set forth in the chart below.

Name	Aggregate Dollar Range of Equity in the Trust	Aggregate Dollar Range of Securities in All Supervised Merrill Lynch Funds
Interested Trustee:
Terry K. Glenn	$10,001 - $50,000	Over $100,000
Non-interested Trustees:
David O. Beim	None	None
James T. Flynn	None	Over $100,000
Todd Goodwin	None	None
George W. Holbrook, Jr.	None	None
W. Carl Kester	None	$10,001 - $50,000
Karen P. Robards	None	$50,001 - $100,000

As of August 5, 2003, the Trustees and officers as a group owned an aggregate of less than 1% of the outstanding shares of the Fund. As of December 31, 2002, none of the non-interested Trustees or their immediate family members owned beneficially or of record any securities in Merrill Lynch & Co., Inc. (“ML & Co.”).

Compensation of Trustees

Each non-interested Trustee receives an aggregate annual retainer of $84,750 for his or her services to MLIM/FAM-advised funds, including the Funds and the Trust. The portion of the annual retainer allocated to each MLIM/FAM-advised fund is determined quarterly based, in general, on the relative net assets of each such Fund.

26

In addition, each non-interested Trustee receives a fee per in-person Board and in-person Committee meeting attended. The aggregate annual per meeting fees paid to each non-interested Trustee total $34,000 for all MLIM/FAM-advised funds for which the Trustee serves.

The following table shows the compensation paid to the non-interested Trustees for the Trust’s/Master Trust’s fiscal year ended April 30, 2003 and the aggregate compensation paid to them from all MLIM/FAM-advised funds, for the calendar year ended December 31, 2002.

Trustee	Compensation from Trust/ Master Trust	Pension or Retirement Benefits Accrued as Part of Trust/ Master Trust Expense	Aggregate Compensation from Trust/Master Trust and other MLIM/FAM- Advised Funds(1)
David O. Beim	$35,000	None	$48,500
A. Bruce Brackenridge(2)	$35,000	None	$47,500
Charles Cabot, Jr.(3)	$35,000	None	$47,500
James T. Flynn	$50,000	None	$79,500
Todd Goodwin	$50,000	None	$56,500
George W. Holbrook, Jr	$50,000	None	$56,500
W. Carl Kester	$50,000	None	$83,500
Karen Robards	$35,000	None	$48,500

(1)	For the number of MLIM/FAM-advised funds from which each Trustee receives compensation, see the table on p. 24.
(2)	Mr. Brackenridge retired from the Trust and the Master Trust effective January 1, 2003.
(3)	Mr. Cabot retired from the Trust and the Master Trust effective January 1, 2003.

Code of Ethics

The Board of Trustees has approved a Code of Ethics under Rule 17j-1 of the Investment Company Act that covers the Trust, the Master Trust, the Investment Adviser and the Distributor. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts including securities that may be purchased or held by the Fund.

INVESTMENT ADVISORY ARRANGEMENTS

The investment adviser to each of the Funds or each of the corresponding Portfolios, as the case may be, is Fund Asset Management, L.P., a subsidiary of ML & Co., a publicly held corporation. The principal business address of FAM is 800 Scudders Mill Road, Plainsboro, New Jersey (mailing address: P.O. Box 9011, Princeton, New Jersey 08543-9011), and the principal business address of Merrill Lynch & Co., Inc. is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281.

Government Fund and the Treasury Fund Only

Pursuant to the terms of a separate Investment Advisory Agreement between the Trust, on behalf of each Fund, and FAM, the Investment Adviser, subject to the general supervision of the Board of Trustees of the Trust and in conformance with the stated policies of the applicable Fund, renders investment supervisory and corporate administrative services to the Fund’s. In this regard, it is the responsibility of FAM to make investment decisions for each Fund and to place the purchase and sale orders for the Funds’ portfolio transactions. In addition, FAM performs, or supervises the performance of, administrative services in connection with each Fund, including (i) supervising all aspects of the Fund’s administration and operations, including processing services related to the purchase and redemption of Fund shares, the general handling of shareholder relations, and portfolio management; (ii) providing the Fund, at FAM’s expense, with the services of persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Fund; and (iii) providing the Fund, at FAM’s expense, with adequate office space and related services. FAM may arrange for the provision of these administrative services and functions by FAMD or another affiliate of ML & Co., Inc. Each Fund’s accounting records are maintained, at the Fund’s expense, by its Custodian, State Street Bank and Trust Company.

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As compensation for the services rendered by FAM under the Investment Advisory Agreements, each Fund pays FAM a fee, computed daily and payable monthly, at the following annual rates:

Percentage of Average Daily Net Assets
Government Fund and Treasury Fund	0.35% up to and including $500,000,000; 0.335% over $500,000,000 up to and including $750,000,000; 0.32% over $750,000,000 up to and including $1,000,000,000; 0.30% over $1,000,000,000

Each Investment Advisory Agreement obligates the Investment Adviser to provide advisory, administrative and management services, to furnish office space and facilities for management of the affairs of the applicable Fund, to pay all compensation of, and furnish office space for, officers and employees of the Fund, as well as the fees of all Trustees of the Fund who are affiliated persons of ML & Co., or any of its subsidiaries. Each Fund pays all other expenses incurred in its operation and a portion of the Trust’s general administrative expenses allocated on the basis of the asset size of the respective Funds. Expenses that will be borne directly by each Fund include trustees’ fees, redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering its shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the custodian and transfer agent and other expenses attributable to a particular Fund. Expenses which will be allocated on the basis of size of the respective Funds include trustees’ fees, legal expenses, auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (except to the extent paid by FAMD), Commission fees, accounting costs and other expenses properly payable by the Trust and allocable on the basis of size of the respective Funds. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to a Fund or allocated on the basis of the size of the respective Funds. The Board of Trustees of the Trust has determined that this is an appropriate method of allocation of expenses.

As required by the Distribution Agreement, the Distributor will pay certain of the expenses incurred in connection with the offering of shares of the respective Fund. After the prospectuses and periodic reports have been prepared and set in type, the Distributor will pay for the printing and distribution of copies thereof used in connection with a Fund offering to investors. The Distributor will also pay for other supplementary sales literature.

Each Investment Advisory Agreement will terminate automatically upon its assignment and is terminable at any time without penalty by the Board of Trustees of the Trust or by a vote of a majority of the applicable Fund’s outstanding voting shares on 60 days’ written notice to FAM, or by FAM on 90 days’ written notice to the applicable Fund.

Government Fund: Effective December 1, 1993, FAM agreed to waive a portion of its advisory fee so that the effective fee payable to FAM will be at an annual rate of .20% of the Fund’s average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice. For the fiscal years ended April 30, 2003, April 30, 2002 and April 30, 2001, the total advisory fees payable by the Government Fund to the Investment Adviser aggregated $18,295,616, $12,670,822, and $8,727,567, respectively. The Investment Adviser voluntarily waived $6,356,873, $4,481,941, and $3,193,177 of the advisory fees payable for the fiscal years ended April 30, 2003, April 30, 2002 and April 30, 2001, respectively.

Treasury Fund: Effective December 1, 1993, FAM has agreed to waive a portion of its advisory fee so that the effective fee payable to FAM will be at an annual rate of .20% of the Fund’s average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice. For the fiscal years ended April 30, 2003, April 30, 2002 and April 30, 2001, the total advisory fees payable by the Treasury Fund to the Investment Adviser aggregated $4,686,011, $4,240,190, and $2,851,727, respectively. The Investment Adviser voluntarily waived $1,822,787, $1,670,875, and $1,183,448 of the advisory fees payable for the fiscal years ended April 30, 2003, April 30, 2002 and April 30, 2001, respectively.

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Premier Institutional Fund, the Institutional Fund and the Tax-Exempt Fund Only

Prior Investment Advisory Arrangements. Prior to the conversion to a “master/feeder” structure, all management and administrative services were provided by FAM directly at the Fund level and were paid pursuant to each Fund’s Investment Advisory Agreement at the following annual rates:

Percentage of Average Daily Net Assets
Premier Institutional Fund	0.15%

Institutional Fund	0.40% up to and including 250,000,000; 0.375% over $250,000,000 up to and including $500,000,000; 0.35% over $500,000,000 up to and including $750,000,000; 0.325% over $750,000,000

Tax-Exempt Fund	0.45% up to and including $1,500,000,000; 0.425% over $1,500,000,000 up to and including $2,000,000,000; and 0.40% over $2,000,000,000

The services provided to each Fund included all those described above in “Government Fund and the Treasury Fund only.”

Present Investment Advisory Arrangements. Each Fund invests all of its assets in shares of a corresponding Portfolio.Accordingly, a Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the corresponding Portfolio. Pursuant to the terms of an Investment Advisory Agreement between the Master Trust, on behalf of each Portfolio, and FAM, subject to the general supervision of the Board of Trustees of the Master Trust and in conformance with the stated policies of the applicable Portfolio, FAM provides investment advisory and certain corporate administrative services to each Portfolio for fees paid at the following annual rates:

Percentage of Average Daily Net Assets
Premier Institutional Portfolio	0.05%

Institutional Portfolio	0.05%

Tax-Exempt Portfolio	0.05%

In this regard, it is the responsibility of FAM to make investment decisions for each Portfolio and to place the purchase and sale orders for the Portfolio’s portfolio transactions. FAM is also obligated to perform certain administrative and management services for the Master Trust and is obligated to provide all office space, facilities, equipment and personnel necessary to perform its duties under the Investment Advisory Agreement.

Unless earlier terminated as described below, the Investment Advisory Agreement will remain in effect, as to each Portfolio, for a period of two years from the date of execution and thereafter will continue in effect from year to year if approved annually (a) by the Board of Trustees of the Master Trust or by a majority of the outstanding shares of the Portfolio and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. As to each Portfolio, the agreement is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party or by the vote of the shareholders of the Portfolio.

Premier Institutional Fund: For the fiscal years ended April 30, 2003, April 30, 2002 and April 30, 2001, the total advisory fees payable by the Premier Institutional Fund to the Investment Adviser aggregated $24,574,637, $52,542,613 and $27,152,645, respectively.

Institutional Fund: For the fiscal years ended April 30, 2003, April 30, 2002 and April 30, 2001, the total advisory fees payable by the Institutional Fund to the Investment Adviser aggregated $6,622,189, $32,077,362 and $30,181,541, respectively. The Investment Adviser voluntarily waived $0, $10,316,844 and $11,835,897 of the advisory fees payable for the fiscal years ended April 30, 2003, April 30, 2002 and April 30, 2001, respectively.

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 Tax-Exempt Fund: For the fiscal years ended April 30, 2003, April 30, 2002 and April 30, 2001, the total advisory fees payable by the Tax-Exempt Fund to the Investment Adviser aggregated $3,276,289, $13,925,055 and $12,029,669, respectively. The Investment Adviser voluntarily waived $0, $6,268,312 and $6,452,335 of the advisory fees payable for the fiscal years ended April 30, 2003, April 30, 2002 and April 30, 2001, respectively.

Administration Arrangements. The Trust, on behalf of each Fund, has entered into an administration agreement with FAM (the “Administrator”) as Administrator (the “Administration Agreement”). The Administrator receives for its services to each Fund monthly compensation at the annual rate of 0.10%, 0.15% and 0.15% of the average daily net assets of the Premier Institutional Fund, the Institutional Fund and the Tax-Exempt Fund, respectively. Premier Institutional Fund, Institutional Fund, and Tax-Exempt Fund each paid the administrator a fee equal to $13,044,962, $5,677,677, and $2,066,924, respectively, for the period January 14,2002 to April 30,2002 and $49,149,268, $19,864,457, and $9,829,343, respectively, for the fiscal year ended April 30, 2003.

The Administration Agreement obligates the Administrator to provide certain administrative services to each Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Fund. The Administrator is also obligated to pay, or cause its affiliates to pay, the fees of those officers and Trustees who are affiliated persons of the Administrator or any of its affiliates. Each Fund pays, or causes to be paid, all other expenses incurred in the operation of the Fund (except to the extent paid by the Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and State Street Bank and Trust Company (the “Transfer Agent”), expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Directors who are not affiliated persons of the Administrator, or of an affiliate of the Administrator, accounting and pricing costs (including the daily calculation of the net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund.

Unless earlier terminated as described below, the Administration Agreement will remain in effect, as to each Fund, for two years from its effective date. Thereafter, it will remain in effect, as to each Fund, from year to year if approved annually (a) by the Board of Trustees of the Trust and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. As to each Fund, such contract is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

All Funds

The investment advisory services provided by FAM to each Fund or Portfolio, as applicable, are not exclusive under the terms of the Investment Advisory Agreements and FAM is also free to, and does, render such services to others. FAM and MLIM together act as the manager or adviser for over 100 investment companies.

In connection with its consideration of the Investment Advisory Agreements, each Board reviewed information derived from a number of sources that covered a range of issues. The Boards received information relating to, among other things, alternatives to the Investment Advisory Agreements, the nature, quality and extent of the management, administrative and the other services to be provided to the Funds and the Portfolios by the Investment Adviser and its affiliates under other agreements, and the personnel who will provide these services. In addition to investment advisory services and administrative services, the Investment Adviser and its affiliates will provide shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of each Fund and Portfolio. Each Board also considered the Investment Adviser’s costs of providing services, and the direct and indirect benefits to the Investment Adviser from its relationships with the Trust and the Master Trust. The benefits considered by each Board included not only the Investment Adviser’s compensation for management services and the Investment Adviser’s profitability under each Investment Advisory Agreement, but also compensation paid to the Investment Adviser or its affiliates for other, non-advisory, services provided to the Trust and the Master Trust. The Board also considered the services provided under and the compensation received by the Investment Adviser pursuant to the Administration Agreement with each Fund. In connection with its consideration of the Investment Advisory Agreement, each Board compared the advisory fee rate and expense ratios of the Funds and Portfolios to those of comparable funds. Based in part on this

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comparison, and taking into account the various services provided to the Trust and the Master Trust by the Investment Adviser and its affiliates, each Board concluded that the advisory fee rate was reasonable. Each Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Funds and the Portfolios to participate in any economies of scale that the Investment Adviser may experience as a result of growth in the Trust’s and Master Trust’s assets.

Based on the information reviewed and the discussions, the Board of Trustees of the Trust and the Board of Trustees of the Master Trust, including a majority of the non-interested Trustees, concluded that the investment advisory fee rates were reasonable in relation to the services provided. The non-interested Trustees were represented by independent counsel who assisted them in their deliberations.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trustees of the Trust, the Investment Adviser is primarily responsible for each Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, the firm’s risk in positioning the securities involved, and the provision of supplemental investment research by the firm. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Investment Advisory Agreements with the Trust or Master Trust, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Funds’ policy of investing in securities with short maturities will result in high portfolio turnover.

The securities in which the Funds invest are traded primarily in the over-the-counter market. Where possible, the Funds will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. The securities in which the Funds invest are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing the Funds’ portfolio transactions will consist primarily of dealer spreads and underwriting commissions. Under the Investment Company Act of 1940, persons affiliated with the Funds are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Since over-the-counter transactions are usually principal transactions, affiliated persons of the Funds, including Merrill Lynch Government Securities, Inc. (“GSI”), Merrill Lynch Money Markets, Inc. (“MLMM”) and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”), may not serve as the Funds’ dealer in connection with such transactions except pursuant to an exemptive order such as that described below. However, affiliated persons of the Funds may serve as their broker in over-the-counter transactions conducted on an agency basis. The Funds may purchase securities from an underwriting syndicate of which Merrill Lynch is a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act of 1940. Because of the affiliation of Merrill Lynch & Co., Inc. (“ML & Co.”) with the Investment Adviser, the Tax-Exempt Fund is prohibited from engaging in certain transactions involving ML & Co., or subsidiaries thereof, unless such transactions are conducted pursuant to the terms of an exemptive order that has been issued by the Securities and Exchange Commission.

The Securities and Exchange Commission has issued an exemptive order which permits the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund to conduct principal transactions with GSI, MLMM and Merrill Lynch in U.S. Government and Government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the prices to these Funds available from GSI, MLMM and Merrill Lynch are at least as favorable as those available

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from other sources. GSI and MLMM have informed the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund that they will in no way, at any time, attempt to influence or control the activities of these Funds or the Investment Adviser in placing such principal transactions. The exemptive order allows GSI, MLMM and Merrill Lynch to receive a dealer spread on any transaction with the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund no greater than their customary dealer spread for transactions of the type involved.

The Securities and Exchange Commission has issued an exemptive order permitting the Tax-Exempt Fund to conduct principal transactions with Merrill Lynch in municipal securities with remaining maturities of one year or less which have received one of the two highest ratings from at least one of the nationally recognized rating agencies, subject to a number of conditions, including conditions designed to insure that the prices to the Tax-Exempt Fund available from Merrill Lynch are equal to or better than that available from other sources. Merrill Lynch has informed the Tax-Exempt Fund that it will in no way at any time attempt to influence or control the activities of the Tax-Exempt Fund or the Investment Adviser in placing such principal transactions. The exemptive order allows Merrill Lynch to receive a dealer spread on any transaction with the Tax-Exempt Fund no greater than their customary dealer spreads for transactions of the type involved.

Premier Institutional Fund: During the fiscal year ended April 30, 2001, the Premier Institutional Fund engaged in 86 such transactions involving approximately $7.99 billion. During the fiscal year ended April 30, 2002, the Premier Institutional Fund engaged in 101 such transactions involving approximately $12.215 billion. During the fiscal year ended April 30, 2003, the Premier Institutional Fund engaged in 116 such transactions involving approximately $11.453 billion.

Institutional Fund: During the fiscal year ended April 30, 2001, the Institutional Fund engaged in 51 such transactions involving approximately $3.99 billion. During the fiscal year ended April 30, 2002, the Institutional Fund engaged in 45 such transactions involving approximately $3.897 billion. During the fiscal year ended April 30, 2003, the Institutional Fund engaged in 56 such transactions involving approximately $3.718 billion.

Government Fund: During the fiscal year ended April 30, 2001, the Government Fund engaged in 7 such transactions involving approximately $410 million. During the fiscal year ended April 30, 2002, the Government Fund engaged in 18 such transactions involving approximately $967 million. During the fiscal year ended April 30, 2003, the Government Fund engaged in 13 such transactions involving approximately $778.87 million.

Treasury Fund: During the fiscal year ended April 30, 2001, the Treasury Fund engaged in 31 such transactions involving approximately $754 million. During the fiscal year ended April 30, 2002, the Treasury Fund engaged in 11 such transactions involving approximately $262 million. During the fiscal year ended April 30, 2003, the Treasury Fund engaged in 43 such transactions involving approximately $1,293.62 million.

Tax-Exempt Fund: During the fiscal year ended April 30, 2001, the Tax-Exempt Fund engaged in 128 such transactions involving approximately $2.1 billion. During the fiscal year ended April 30, 2002, the Tax-Exempt Fund engaged in 172 such transactions involving approximately $3.75 billion. During the fiscal year ended April 30, 2003, the Tax-Exempt Fund engaged in 210 such transactions involving approximately $4.476 billion.

Each Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, each Fund may retain an affiliated entity of the Investment Adviser (the “lending agent”) as the securities lending agent for a fee, including a fee based on a share of the returns on investment of cash collateral. The lending agent may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the Manager or its affiliates. For the fiscal years ended April 30, 2003 and 2002, the lending agent received no fees from the Funds.

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NET ASSET VALUE

The principal asset of each of the Premier Institutional Fund, the Institutional Fund and the Tax-Exempt Fund is its interest in the corresponding Portfolio, which will be valued at its net asset value. The net asset value per share for purposes of pricing orders for both the purchase and the redemption of shares of each Fund is determined daily on days that the New York Stock Exchange (the “Exchange”) or the Federal Reserve is open for business (except for Good Friday, Columbus Day and Veterans Day) (“business day”). On any day the Exchange closes early, net asset value per share of each Fund for such purposes will be determined 15 minutes after the early close of trading. On any day that the Bond Market Association (“BMA”) recommends an early close, the time for determination of net asset value of the Funds will be 15 minutes following the time that each Fund determines, in its discretion, to cease accepting orders for purchases and redemptions of shares. On any business day that the BMA does not recommend that the securities markets close early, net asset value is determined as of 5:00 p.m. (Boston time) for the Premier Institutional, Institutional and Government Funds, and as of 4:00 p.m. (Boston time) for the Institutional Tax-Exempt Fund and the Treasury Fund.

The net asset value of the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund is determined pursuant to the “penny rounding” method by adding the fair value of all securities and other assets in the portfolio, deducting the portfolio’s liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent. Securities held by the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund with a remaining maturity of 60 days or less will be valued on an amortized cost basis, and securities with a remaining maturity of greater than 60 days for which market quotations are readily available are valued on a current market basis. Other securities held by the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund are valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. The Tax-Exempt Fund relies on a rule of the Commission pursuant to which the valuation of its portfolio securities is based upon their amortized cost. This method involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security.

In accordance with the Commission rule applicable to the valuation of its portfolio securities and consistent with certain of the Funds’ operating policies, each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of up to 762 days (25 months) in the case of U.S. Government securities and 397 days (13 months) in the case of all other securities (including Tax-Exempt Securities invested in by the Tax-Exempt Fund) and invest only in securities determined by the Trustees to be of high quality with minimal credit risks. For purposes of calculating the Tax-Exempt Fund’s dollar-weighted average portfolio maturity, the remaining maturity of a VRDN (including a Participating VRDN, is deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN upon demand, or (ii) the period required until the VRDN’s next interest rate adjustment. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated pursuant to the penny rounding method, in the case of the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund, or pursuant to the amortized cost method, in the case of the Tax-Exempt Fund, will be reported to the Trustees by FAM. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the affected Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share by using available market quotations. In addition, each of the Treasury Fund and the Tax-Exempt Fund may reduce the number of its outstanding shares by having each shareholder proportionately contribute shares to the Fund’s capital. If the number of outstanding shares of the Treasury Fund or the Tax-Exempt Fund is reduced in order to maintain a constant net asset value of $1.00 per share, the shareholders will contribute proportionately to the Fund’s capital the number of shares which represent the difference between valuation pursuant to the penny rounding method, in the case of the Treasury Fund, or the amortized cost method, in the case of the Tax-Exempt Fund, and the market valuation of the portfolio. Each shareholder will be deemed to have agreed to such contribution by his investment in the Treasury Fund or the Tax-Exempt Fund.

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Since the net income of each Fund is determined and declared as a dividend immediately prior to each time the net asset value of the Fund is determined, the net asset value per share of each Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder’s investment in any Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in his account and any decrease in the value of a shareholder’s investment is reflected by a decrease in the number of shares in his account.

DIVIDENDS

All, or substantially all, of each Fund’s net income is declared as dividends daily. Dividends are paid monthly and automatically reinvested in additional Fund shares at net asset value and credited to the shareholder’s account or, at the shareholder’s option, paid in cash.

Each Fund’s net income for dividend purposes is determined daily. On any business day, such determination will be made immediately prior to the determination of net asset value as of 4:00 p.m. (Boston time) for the Tax-Exempt and Treasury Funds, and as of 5:00 p.m. (Boston time) for the Premier Institutional Fund, Institutional Fund and Government Fund. Immediately after such determination, each Fund will declare a dividend payable to shareholders of record either: (a) at 12:00 Noon (Boston time) for the Tax-Exempt Fund, 2:00 p.m. (Boston time) for the Treasury Fund or 5:00 p.m. (Boston time) for the Premier Institutional Fund, Institutional Fund and Government Fund on any business day the Exchange does not close early, or if the Exchange closes early or the BMA recommends that the securities markets close early, at such closing time or (b) at the previous close of business on the New York Stock Exchange on any day on which both the New York Stock Exchange and the Federal Reserve are not open for business (and on Good Friday, Columbus Day and Veterans Day). Net income of the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund (from the time of the immediately preceding determination thereof) will consist of (i) interest accrued or discount earned (including both original issue and market discount), (ii) plus or minus all realized gains and losses, if any, on the portfolio securities of the Fund, (iii) less the estimated expenses of the Fund (including the fee payable to FAM applicable to that dividend period). If an order to purchase shares of the Tax-Exempt Fund is received after 12:00 Noon (Boston Time), or after 2:00 p.m. (Boston Time), for the Treasury Fund and prior to the close of the Exchange (including early closings), the order will become effective on that day, but dividends will not be earned until the next Business Day. For the Premier Institutional, the Institutional or the Government Funds, if an order is received after 5:00 p.m. (Boston Time) it will not become effective, and dividends will not be earned, until the next Business Day.

Net income of the Tax-Exempt Fund (from the time of the immediately preceding determination thereof) consists of interest accrued and/or original issue discount earned, less amortization of premiums and the estimated expenses of the Tax-Exempt Fund (including the fees payable to FAM applicable to that dividend period). The amount of discount or premium on portfolio securities is fixed at the time of their purchase and consists of the difference between the purchase price for such securities and the principal amount of such securities. Realized gains and losses are reflected in the Tax-Exempt Fund’s net asset value and are not included in income.

Each Fund intends to use its best efforts to maintain its net asset value at $1.00 per share. As a result of a significant expense or realized or unrealized loss, it is possible that a Fund’s net asset value may fall below $1.00 per share.

Should any Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately that Fund’s income for a particular period, the Trustees would at that time consider whether to adhere to the present dividend policy described or to revise it in the light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder’s receiving no dividends for the period during which he held his shares and in his receiving upon redemption a price per share lower than that which he paid.

Shareholders may receive their dividends in cash monthly by completing the appropriate section of the Account Application contained in the Prospectus for the applicable Fund. Such dividends will be paid by check within seven days after the end of each month. The election to receive cash dividends may be made at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to State Street Bank. To be

34

effective with respect to a particular monthly dividend, such written notice must be received by State Street Bank at least seven days prior to the end of the month. Dividends are taxable to shareholders whether distributed in cash or reinvested in additional shares. See “Taxes.”

State Street Bank, the Transfer Agent, will send each shareholder a monthly statement showing the total number of shares owned as of the last day of the month, as well as the current month’s and year to date dividends paid in terms of total cash distributed and, for those shareholders who have dividends reinvested, the number of shares acquired through the reinvestment dividends.

TAXES

Federal

General: Each Fund intends to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to that Fund at corporate rates.

Some shareholders may be subject to a 31% withholding on reportable dividends, and redemption payments (“backup withholding”). Generally, non-corporate shareholders for whom a taxpayer identification number is not on file with the applicable Fund or who, to the Fund’s knowledge, have furnished an incorrect number will be subject to backup withholding. When establishing an account, an investor must certify under penalties of perjury that such number is correct and that he is not subject to backup withholding.

The Code imposes a 4% nondeductible excise tax on a regulated investment company, such as a Fund, if it does not pay dividends to its shareholders during the calendar year in an amount equal to at least 98% of the Fund’s net investment income, with certain adjustments, for such calendar year, plus at least 98% of the Fund’s capital gain net income for the one-year period ending, as a general rule, by October 31 of such calendar year.

For this purpose, any income or gain retained by a Fund that is subject to corporate income tax will be treated as having been distributed at year-end. In addition, an amount equal to any undistributed net investment income or capital gain net income from the previous calendar year must also be paid as dividends to avoid the excise tax. The excise tax is imposed on the amount by which a Fund does not meet the foregoing dividend requirements. While each Fund intends to pay dividends in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of taxable income and gain will be paid as dividends to avoid imposition of the tax. The excise tax will not generally apply to the tax-exempt income of a regulated investment company such as the Tax-Exempt Fund that pays exempt-interest dividends.

Any dividend declared by any Fund in October, November or December of any year and made payable to shareholders of record on a specified date in that month will be deemed to be received by such shareholders on December 31 of such year and to be paid by a Fund not later than December 31 of that year if actually paid during the following January. Accordingly, these dividends will be taxable to shareholders in the year declared and not in the year in which shareholders actually receive the dividend.

Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund: Dividends will be taxable to shareholders of the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund as ordinary income, except for (a) such portions as may exceed a shareholder’s ratable share of the applicable Fund’s earnings and profits as determined for tax purposes (which may differ from net income for book purposes), which excess will be applied against and reduce the shareholder’s cost or other tax basis for his shares and (b) amounts representing dividends of realized net long-term capital gains, if any. If the amount described in (a) above were to exceed the shareholder’s cost or other tax basis for his shares, the excess over such basis would be treated as gain from the sale or exchange of such shares. Dividends are taxable as described herein, whether received in cash or reinvested in additional shares of the applicable Fund.

Tax-Exempt Fund: The Tax-Exempt Fund has elected to qualify to pay “exempt-interest” dividends as defined in Section 852(b)(5) of the Code. Under that section, if at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations exempt from Federal income tax (“tax-exempt obligations”), pursuant to Section 103(a) of the Code (relating to obligations of a state, territory, or a possession of the United States, or any political subdivision of any of the foregoing, or of the District of Columbia), the Tax-Exempt Fund will be qualified to pay exempt-interest dividends to its shareholders. Exempt-interest

35

dividends are dividends or any part thereof (other than any short- or long-term capital gain distributions) paid by the Tax-Exempt Fund which are attributable to interest on tax-exempt obligations and designated by the Fund as exempt-interest dividends in a written notice mailed to the Fund’s shareholders within 60 days after the close of its taxable year. The percentage of the total dividends paid by the Tax-Exempt Fund during any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends during that year. Exempt-interest dividends may be treated by shareholders for all purposes as items of interest excludable from their gross income under Section 103(a) of the Code. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) if such shareholder would be treated as a “substantial user” under Section 147(a)(1) with respect to some or all of the tax-exempt obligations held by the Tax-Exempt Fund. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of the Tax-Exempt Fund is not deductible to the extent attributable to exempt interest dividends. Also, any losses realized by individuals who dispose of shares of the Tax-Exempt Fund within six months of their purchase are disallowed to the extent of any exempt- interest dividends received with respect to such shares.

Individual shareholders of the Tax-Exempt Fund may be subject to alternative minimum tax to the extent the Tax-Exempt Fund holds “private activity” bonds. The Tax-Exempt Fund expects that it will hold private activity bonds; however, an individual shareholder filing a joint return who does not have any tax preference items subject to the alternative minimum tax other than income received from the Tax-Exempt Fund derived from private activity bonds would have to receive more than $45,000 of such income from the Tax-Exempt Fund before becoming subject to the alternative minimum tax. Interest income from tax-exempt bonds held by the Fund would increase the alternative minimum taxable income of corporate shareholders for purposes of this computation.

Exempt-interest dividends paid by the Tax-Exempt Fund, whether or not attributable to private activity bonds, may increase a corporate shareholder’s alternative minimum taxable income. In addition, the payment of exempt-interest dividends may increase a corporate shareholder’s liability for the environmental tax imposed on a corporation’s alternative minimum taxable income (computed without regard to either the alternative tax net operating loss deduction or the environmental tax deduction). The environmental tax, which is imposed at a rate of $12 per $10,000 (0.12%) of alternative minimum taxable income in excess of $2,000,000, is imposed even if the corporation is not required to pay an alternative minimum tax because the corporation’s regular income tax liability exceeds its minimum tax liability.

Dividends paid out of the Tax-Exempt Fund’s net realized short-term capital gains will be taxable to shareholders as ordinary income. In order to avoid taxation on its net long-term capital gains, the Tax-Exempt Fund may elect to pay “capital gain dividends” to its shareholders. Any dividends designated as capital gain dividends, i.e., as being made from the Tax-Exempt Fund’s net long-term capital gains in a written notice furnished annually to shareholders are taxable to shareholders as long-term capital gains, regardless of the shareholders’ holding period of shares of the Tax-Exempt Fund. To the extent the Tax-Exempt Fund has taxable income, expenses of the Fund will be allocated between the taxable income and the tax-exempt income on a proportional basis. Since the Tax-Exempt Fund will not invest in the stock of domestic corporations, shareholders of the Tax-Exempt Fund will not be entitled to the dividends-received deduction for corporations. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of the Tax-Exempt Fund is not deductible to the extent attributable to exempt-interest dividends.

Not later than 60 days after the end of each fiscal year of the Tax-Exempt Fund, the Fund will send to its shareholders the written notice required by the Code designating the amount of its dividends that constitutes exempt-interest dividends, the amount of the dividends which is ordinary taxable income and the amount of dividends which is taxable to shareholders as long-term capital gain.

The Code requires that every person required to file a tax return must disclose on that return the amount of exempt-interest dividends received from the Tax-Exempt Fund during the taxable year. The disclosure of this amount is for informational purposes only. In addition, the Code provides that with respect to a shareholder who receives exempt-interest dividends on shares held for less than six months, any loss on the sale or exchange of such shares will, to the extent of the amount of such exempt-interest dividends, be disallowed.

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Massachusetts Income Tax

Under present Massachusetts law, a Fund will not be subject to any Massachusetts income taxation during any fiscal year in which such Fund qualifies as a Massachusetts business trust. A Fund might be subject to Massachusetts income taxes for any taxable year in which it did not so qualify.

Other Taxes

Depending upon the extent of the Tax-Exempt Fund’s activities in those states and localities in which its offices are maintained or in which its agents or independent contractors are located, the Tax-Exempt Fund may be subject to the tax laws of such states or localities. In addition, the exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of individual states and local taxing authorities vary with respect to the taxation of such interest income, and each holder of shares of the Tax-Exempt Fund is advised to consult his own tax adviser in that regard. The Tax-Exempt Fund will report annually the percentage of interest income it received during the preceding year on tax-exempt obligations, indicating, on a state-by-state basis, the source of such income. Under state or local law, dividends of net investment income may be taxable to shareholders as dividend income even though a portion of such dividends may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.

DISTRIBUTOR

The Trust has entered into a Distribution Agreement with respect to each Fund (the “Distribution Agreements”) with FAMD, an indirect wholly owned subsidiary of ML & Co. Pursuant to the terms of the Distribution Agreement, FAMD serves as the principal underwriter and distributor of the applicable Fund’s shares, and in that capacity makes a continuous offering of that Fund’s shares and bears the costs and expenses of printing and distributing any copies of any prospectuses and annual and interim reports of the Fund (after such items have been prepared and set in type) which are used in connection with the offering of shares to selected dealers or investors, and the costs and expenses of preparing, printing and distributing any other literature used by FAMD or furnished by it for use by selected dealers in connection with the offering of the shares for sale to the public. There will be no fee payable by any Fund pursuant to the Distribution Agreement. There is no sales or redemption charge. The continuance of the Distribution Agreement must be approved in the same manner as the Investment Advisory Agreements, and each Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by the Board of Trustees of the Trust or by vote of a majority of the applicable Fund’s outstanding shares on 60 days’ written notice to FAMD and by FAMD on 90 days’ written notice to the Trust.

YIELD INFORMATION

Each Fund normally computes its annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven with the resulting yield figure carried to at least the nearest hundredth of one percent. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Securities and Exchange Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

The yield on shares of each Fund normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the applicable Fund of future yields or rates of return on its shares. The yield is affected by changes in interest rates on short-term securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.

37

The Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund’s portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund’s performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made or to a hypothetical or model portfolio. The Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

PROXY VOTING POLICIES AND PROCEDURES

Each Fund’s Board of Trustees has delegated to the Investment Adviser authority to vote all proxies relating to the Fund’s portfolio securities. The Investment Adviser has adopted policies and procedures (“Proxy Voting Procedures”) with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund. Pursuant to these Proxy Voting Procedures, the Investment Adviser’s primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that the Investment Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that that the Investment Adviser considers the interests of its clients, including the Funds, and not the interests of the Investment Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Investment Adviser’s interest and those of the Investment Adviser’s clients are properly addressed and resolved.

In order to implement the Proxy Voting Procedures, the Investment Adviser has formed a Proxy Voting Committee (the “Committee”). The Committee is comprised of the Investment Adviser’s Chief Investment Officer (the “CIO”), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from the Investment Adviser’s Legal department appointed by the Investment Adviser’s General Counsel. The Committee’s membership shall be limited to full-time employees of the Investment Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Investment Adviser’s affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Investment Adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to the Investment Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Investment Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Investment Adviser believes that certain proxy voting issues require investment analysis — such as approval of mergers and other significant corporate transactions — akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Investment Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Investment Adviser will generally seek to vote proxies over which the Investment Adviser exercises voting authority in a uniform manner for all the Investment Adviser’s clients, the Committee, in conjunction with a Fund’s portfolio manager, may determine that the Fund’s specific circumstances require that its proxies be voted differently.

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To assist the Investment Adviser in voting proxies, the Committee has retained Institutional Shareholder Services (“ISS”). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Investment Adviser by ISS include in-depth research, voting recommendations (although the Investment Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

The Investment Adviser’s Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Investment Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Investment Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

From time to time, the Investment Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Investment Adviser (each, an “Affiliate”), or a money management or other client of the Investment Adviser (each, a “Client”) is involved. The Proxy Voting Procedures and the Investment Adviser’s adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Investment Adviser’s clients.

In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Investment Adviser’s relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Investment Adviser’s clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Investment Adviser’s normal voting guidelines or, on matters where the Investment Adviser’s policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Investment Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary’s absence, the Assistant Secretary of the Committee concurs that the subcommittee’s determination is consistent with the Investment Adviser’s fiduciary duties

In addition to the general principles outlined above, the Investment Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Investment Adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund’s best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

The Investment Adviser has adopted specific voting guidelines with respect to the following proxy issues:
•	Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of

39

qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee’s history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.
•	Proposals related to the selection of an issuer’s independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.
•	Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer’s board of directors, rather than shareholders. Proposals to “micro-manage” an issuer’s compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.
•	Proposals related to requests, principally from management, for approval of amendments that would alter an issuer’s capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.
•	Proposals related to requests for approval of amendments to an issuer’s charter or by-laws. As a general matter, the Committee opposes poison pill provisions.
•	Routine proposals related to requests regarding the formalities of corporate meetings.
•	Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective, that the Investment Company Act envisions will be approved directly by shareholders.
•	Proposals related to limiting corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

GENERAL INFORMATION

The Merrill Lynch Funds for Institutions Series is a business trust organized on May 7, 1987 under the laws of Massachusetts. The Trust is an open-end management investment company comprised of separate Series, each of which is a separate portfolio offering shares to selected groups of purchasers. The Trustees are authorized to create an unlimited number of Series and, with respect to each Series, to issue an unlimited number of full and fractional shares of beneficial interest, $.10 par value per share, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Series. The Trust is presently comprised only of five series. Shareholder approval is not required for the authorization of additional Series of the Trust.

At the date of this Statement of Additional Information, each Fund offers one class of shares. All shares of each Fund have equal voting rights. The Trustees of the Trust may classify and reclassify the shares of any Series into additional or other classes at a future date.

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Each issued and outstanding share of a Series is entitled to one vote and to participate equally in dividends and distributions with respect to that Series and, upon liquidation or dissolution of the Series, in the net assets of such Series remaining after satisfaction of outstanding liabilities. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shareholders may, in accordance with the terms of the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Also, the Trust will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or a change in the fundamental policies, objectives or restrictions of a Series.

The obligations and liabilities of a particular Series are restricted to the assets of that Series and do not extend to the assets of the Trust generally. The shares of each Series, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights and will be freely transferable. Redemption and conversion privileges are as set forth elsewhere herein and in the prospectus. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Trustees. No amendments may be made to the Declaration of Trust, other than amendments necessary to conform the Declaration to certain laws or regulations, to change the name of the Trust, or to make certain non-material changes, without the affirmative vote of a majority of the outstanding shares of the Trust, or of the affected Series or class, as applicable.

The Declaration of Trust establishing the Trust, a copy of which, together with all amendments thereto (the “Declaration”) is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name “Merrill Lynch Funds for Institutions Series” refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability; nor shall resort be had to their private property for the satisfaction of any obligation or claim of the Trust, but the “Trust Property” only shall be liable. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust’s obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

Each of the Premier Institutional Fund, the Institutional Fund and the Tax-Exempt Fund is a “feeder” fund that invests in a corresponding Portfolio of the Master Trust. Investors in each such Fund have an indirect interest in the corresponding Portfolio. Each Portfolio accepts investments from other feeder funds, and all of the feeders of a Portfolio bear the Portfolio’s expenses in proportion to their assets. This structure may enable each such Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a Portfolio from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same Portfolio on more attractive terms, or could experience better performance, than another feeder.

The Master Trust is organized as a Delaware statutory trust. Whenever a Portfolio holds a vote of its feeder funds, the corresponding Fund will hold a meeting of its shareholders and will cast its vote as instructed by the Fund’s shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of the corresponding Portfolio. A Fund may withdraw from the corresponding Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund’s assets directly.

Independent Auditors

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts 02116, are the independent auditors of the Trust and the Master Trust.

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Accounting Services Provider, Custodian, Transfer Agent and Dividend Disbursing Agent

 State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266-8818 is each Fund’s Custodian, Transfer Agent and Dividend Disbursing Agent. It also maintains each Fund’s accounting records.

Distributor

FAM Distributors, Inc., One Financial Center, 23rd Floor, Boston, Massachusetts 02111.

Investment Adviser and Administrator

Fund Asset Management, L.P., P.O. Box 9011, Princeton, New Jersey 08543-9011.

Legal Counsel

Clifford Chance US LLP, 200 Park Avenue, New York, New York 10166, counsel to the Trust and the Master Trust.

Shareholder Inquiries

Shareholder inquires may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

Under a separate agreement, ML & Co. has granted the Fund the right to use the “Merrill Lynch” name and has reserved the right to withdraw its consent to the use of such name by the Fund at any time or to grant the use of such name to any other company, and the Fund has granted ML & Co. under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by ML & Co.

As of August 5, 2003, the following were the only shareholders of record of 5% or more of the outstanding shares of any fund: National Indemnity Company, 3024 Harney Street, Omaha, NE 68131-3580, owning 384,965,184.41 shares of beneficial interest of Merrill Lynch Government Fund representing 7.35% of the fund, BH Finance LLC, c/o Berkshire Hathaway Inc., 1440 Kiewit Plaza, Omaha, NE 68131-3302, owning 273,090,821.19 shares of beneficial interest of Merrill Lynch Government Fund representing 5.21% of the fund.

FINANCIAL STATEMENTS

The Funds’ audited financial statements are incorporated in this Statement of Additional Information by reference to the Funds’ 2003 Annual Report to shareholders.

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Appendix A

Commercial Paper, Bank Money Instruments and Corporate Bond Ratings

Commercial Paper and Bank Money Instruments. Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor’s (“S&P”). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A1, the highest of the three, indicates the degree of safety is either overwhelming or very strong; A2 indicates that capacity for timely repayment is satisfactory. A-3 indicates that capacity for timely payment is adequate, however, they are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.

Moody’s Investors Service (“Moody’s”) employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment.

 Fitch Ratings (“Fitch”) employs the rating F-1 to indicate issues regarded as having the strongest capacity for timely payment. The rating F-2 indicates a satisfactory capacity for timely payment. The rating F3 indicates an adequate capacity for timely payment. The margin of safety is not as great as indicated by the F1+ and F1 categories.

Corporate Bonds. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

Bonds rated Aaa by Moody’s are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because the margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Bonds rated AAA by Fitch are considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

Ratings of Tax-Exempt Securities and Short-Term Tax-Exempt Obligations

Set forth below are descriptions of the two highest ratings of Moody’s, S&P and Fitch for Tax-Exempt Securities and short-term tax-exempt obligations. Ratings for commercial paper have been included since certain of the obligations which the Tax-Exempt Fund is authorized to purchase have characteristics of commercial paper and have been rated as such by Moody’s and S&P.

Descriptions of Moody’s Ratings

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-1

Short-Term Notes. The two highest ratings of Moody’s for short-term notes are MIG-1 and MIG-2; MIG-1 denotes “best quality, enjoying strong protection from established cash flows”; MIG-2 denotes “high quality” with “ample margins of protection.”

Variable Rate Demand Obligations. Moody’s has separate rating categories for variable rate demand obligations (“VRDOs”). VRDOs will receive two ratings. The first rating, depending of the maturity of the VRDO, will be assigned either a bond or MIG rating which represents an evaluation of the risk associated with scheduled principal and interest payments. The second rating, designated as “VMIG,” represents an evaluation of the degree of risk associated with the demand feature. The VRDO demand feature ratings symbols are:

VMIG 1: strong protection by established cash flows, superior liquidity support, demonstrated access to the market for refinancing.

VMIG 2: ample margins of protection, high quality.

VMIG 3: favorable quality, liquidity and cash flow protection may be narrow, market access for refinancing may be less well established.

Commercial Paper: The highest rating of Moody’s for commercial paper is Prime-1. Issuers rated Prime-1 are judged to be of the highest quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Currently liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long-term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Description of S&P Ratings

AAA — This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA — Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

Short-Term Notes. S&P has a separate rating category with respect to certain municipal note issues with a maturity of less than three years. The note ratings and symbols are:

SP-1 A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2 A satisfactory capacity to pay principal and interest.

SP-3 A speculative capacity to pay principal and interest.

S&P may continue to rate note issues with a maturity greater than three years in accordance with the same rating scale currently employed for municipal bond ratings.

Commercial Paper: S&P highest rating for commercial paper is A-1. This designation indicates the degree of safety regarding timely payment as either overwhelming or very strong. Those issues determined to have overwhelming safety characteristics will be designated with a plus (+) sign designation.

Description of Fitch’s Ratings

Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer’s future financial strength and credit quality. Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

A-2

Fitch employs the rating F-1+ to indicate short-term debt issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+. The rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

A-3

Code 19066-0803

PART C. OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number			Description
1	(a)	—	Declaration of Trust, as amended, with Form of Amendment dated December 11, 1989 (incorporated by reference to Exhibit 1 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
	(b)	—	Establishment and Designation of Merrill Lynch Institutional Fund and Merrill Lynch Government Fund as separate series of Merrill Lynch Funds For Institutions Series, dated June 18, 1990 (incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
	(c)	—	Establishment and Designation of Merrill Lynch Institutional Tax-Exempt Fund as a separate series of Merrill Lynch Funds for Institutions Series, dated February 16, 1994 (incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 10 of Registrant’s Registration Statement on Form N-14 (File No. 33-14190))
	(d)	—	Establishment and Designation of Merrill Lynch Premier Institutional Fund as a separate series of Merrill Lynch Funds For Institutions Series, dated December 9, 1996 (incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement Form N-1A (File No. 33-14190))
	(e)	—	Establishment and Designation of Merrill Lynch Rated Institutional Fund as a separate series of Merrill Lynch Funds for Institutions Series, dated June 8, 1998 (incorporated by reference to Exhibit 1(e) to Post Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
	(f)	—	Certification of Amendment to Declaration of Trust (incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
2		—	By-Laws of Registrant (incorporated by reference to Exhibit 2 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
3		—	Form of Share Certificate (incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 3 to Registrant’s Registration Statement to Form N-1A (File No. 33-14190))
4	(a)	—	Form of Investment Advisory Agreement for Merrill Lynch Treasury Fund (incorporated by reference to Exhibit 5 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
	(b)	—	Investment Advisory Agreement for Merrill Lynch Government Fund (incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
5	(a)	—	Distribution Agreement for Merrill Lynch Treasury Fund (incorporated by reference to Exhibit 6(a) to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
	(b)	—	Form of Selected Dealer Agreement for Merrill Lynch Treasury Fund (incorporated by reference to Exhibit 6(b) to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
	(c)	—	Form of Distribution Agreement for Merrill Lynch Institutional Fund (incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
	(d)	—	Form of Distribution Agreement for Merrill Lynch Government Fund (incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
	(e)	—	Form of Distribution Agreement for Merrill Lynch Institutional Tax-Exempt Fund (incorporated by reference to Exhibit 6(e) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
	(f)	—	Distribution Agreement for Merrill Lynch Premier Institutional Fund (incorporated by reference to Exhibit 6(f) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))

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Exhibit Number			Description
6		—	None
7	(a)	—	Form of Custody Agreement between State Street Bank and Trust Company (incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-49873))
	(b)	—	Administration Agreement (incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
8	(a)	—	Form of Transfer Agency, and Dividend Disbursing Agreement (incorporated by reference to Exhibit 9(a) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
	(b)	—	Form of Agreement relating to the use of the “Merrill Lynch” name (incorporated by reference to Exhibit 9(b) to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
	(c)	—	Agreement and Plan of Reorganization of Merrill Lynch Institutional Fund Inc. and Merrill Lynch Government Fund Inc., respectively (incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
	(d)	—	Agreement and Plan of Reorganization of Merrill Lynch Institutional Tax-Exempt Fund (incorporated by reference to Exhibit 10(a) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
9		—	Opinion and Consent of Counsel (incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
10		—	Consent of Independent Auditors
11		—	None
12		—	None
13		—	None
14		—	None
15		—	None

Item 24. Persons Controlled by or Under Common Control with Registrant.

Registrant does not control any other person, nor is the Registrant under common control with any other person.

Item 25. Indemnification.

Reference is made to Section 5.3 of Registrant’s Declaration of Trust.

Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii)(a) such promise must be secured by a surety bond, other suitable insurance of an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or

C-2

(b) a majority of a quorum of the Registrant’s disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

Fund Asset Management, L.P. (the “Investment Adviser” or “FAM”) acts as the investment adviser for a number of open-end and closed-end registered investment companies.

Merrill Lynch Investment Managers, LP (“MLIM”), an affiliate of the Investment Adviser, acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

C-3


The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Investment Adviser, MLIM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, LP is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributors, Inc. (“PFD”) and Mercury Funds Distributors (“MFD”) is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch and Merrill Lynch & Co., Inc. (“ML & Co.”) is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund’s transfer agent, Financial Data Services, Inc. (“FDS”), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Set forth below is a list of each executive officer and director of FAM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since May 1, 2001. In addition, Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies advised by FAM, MLIM or their affiliates. Mr. Doll is an officer of one or more of such companies.

Name	Positions(s) with the Investment Adviser	Other Substantial Business, Profession, Vocation or Employment
ML & Co	Limited Partner	Financial Services Holding Company; Limited Partner of MLIM

Princeton Services	General Partner	General Partner of MLIM

Robert C. Doll, Jr.	President	President of MLIM; Co-Head (Americas Region) of the Investment Adviser from 2000 to 2001 and Senior Vice President thereof from 1999 to 2001; Director of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Lawrence D. Haber	Chief Financial Officer	First Vice President and Chief Financial Officer of MLIM; Senior Vice President and Treasurer of Princeton Services

Donald C. Burke	First Vice President, Treasurer and Director of Taxation	First Vice President and Treasurer of MLIM and Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Andrew J. Donohue	General Counsel	General Counsel of MLIM and Princeton Services

Brian A. Murdock	Chief Operating Officer	Executive Vice President of Princeton Services; First Vice President and Chief Operating Officer of MLIM; Chief Investment Officer of EMEA Pacific Region and Global CIO for Fixed Income and Alternative Investments; Head of MLIM’s Pacific Region and President of MLIM Japan, Australia and Asia

Item 27. Principal Underwriters.

(a) FAMD acts as the principal underwriter for each of the following open-end registered investment companies placement agent for the Registrant as Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Funds II, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Balanced Fund of Mercury Funds, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Pan-European Growth Fund of Mercury Funds, Inc., Merrill Lynch Principal Protected Trust, Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

C-4


(b) Set forth below is information concerning each director and officer of the Distributor. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9011.

Name	Position(s) and Office(s) with the Distributor	Position(s) and Office(s) with Registrant
Brian A. Murdock	President	None
Michael G. Clark	Treasurer and Director	None
Thomas J. Verage	Director	None
Donald C. Burke	Vice President	Vice President and Treasurer

(c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Registrant and its Custodian and Transfer Agent.

Item 29. Management Services.

Other than as set forth under the caption “Management” in the Prospectus constituting Part A of the Registration Statement and under the caption “Investment Advisory and Other Services” in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Suffolk and Commonwealth of Massachusetts, on the 27th day of August, 2003.

	MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES (Registrant)

By	/s/ WILLIAM M. BREEN (William M. Breen, Treasurer)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

	Signature	Title	Date

	/s/ TERRY K. GLENN* (Terry K. Glenn)	President (Principal Executive Officer) and Trustee

	/s/ WILLIAM M. BREEN* (William M. Breen)	Treasurer (Principal Financial and Accounting Officer)

	/s/ DAVID O. BEIM* (David O. Beim)	Trustee

	/s/ JAMES T. FLYNN* (James T. Flynn)	Trustee

	/s/ TODD GOODWIN* (Todd Goodwin)	Trustee

	/s/ GEORGE W. HOLBROOK, JR.* (George W. Holbrook, Jr.)	Trustee

	/s/ W. CARL KESTER* (W. Carl Kester)	Trustee

	/s/ KAREN P. ROBARDS* (Karen P. Robards)	Trustee

*By:	/s/ WILLIAM M. BREEN (William M. Breen, Attorney-in-Fact)		August 27, 2003

C-6

SIGNATURES

Master Institutional Money Market Trust has duly caused this Registration Statement of Merrill Lynch Funds for Institutions Series to be signed on its behalf by the undersigned, duly authorized, in the County of Suffolk and Commonwealth of Massachusetts, on the 27th day of August, 2003.

MASTER INSTITUTIONAL MONEY MARKET TRUST

By	/s/ WILLIAM M. BREEN (William M. Breen, Treasurer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

	Signature	Title	Date

	/s/ TERRY K. GLENN* (Terry K. Glenn)	President (Principal Executive Officer) and Trustee

	/s/ WILLIAM M. BREEN* (William M. Breen)	Treasurer (Principal Financial and Accounting Officer)

	/s/ DAVID O. BEIM* (David O. Beim)	Trustee

	/s/ JAMES T. FLYNN* (James T. Flynn)	Trustee

	/s/ TODD GOODWIN* (Todd Goodwin)	Trustee

	/s/ GEORGE W. HOLBROOK, JR.* (George W. Holbrook, Jr.)	Trustee

	/s/ W. CARL KESTER* (W. Carl Kester)	Trustee

	/s/ KAREN P. ROBARDS* (Karen P. Robards)	Trustee

*By:	/s/ WILLIAM M. BREEN (William M. Breen, Attorney-in-Fact)		August 27, 2003

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EXHIBIT INDEX

10	—	Consent of Independent Auditors